                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09721

                               Fixed Income SHares
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31, 2006
                         ----------------

Date of reporting period: April 30, 2006
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1:    REPORT TO SHAREHOLDERS

Fixed Income SHares — Series C, M, R
Semi-Annual Report
April 30, 2006

Contents

Letter to Shareholders	1
Important Information	2
Management Discussion & Analysis/Performance & Statistics	3-5
Schedules of Investments	6-34
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37-39
Financial Highlights	40-41
Notes to Financial Statements	42-52
Matters Relating to the Trustees Consideration of the Advisory & Sub-Advisory Agreements	53-54

Fixed Income SHares —
Letter to Shareholders

June 12, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Fixed Income SHare — Series C, Series M and Series R (the ‘‘Portfolios’’) for the six months ended April 30, 2006. Series C, Series M and Series R are used in conjunction with other assets to create PIMCO Total Return and PIMCO Real Return Investment Strategies for managed accounts.

During the six-month reporting period the Federal Reserve raised short-term interest rates a total of 100 basis points to 4.75%. These actions put pressure on most fixed income sectors, including the overall bond market, as the Lehman Brothers Aggregate Bond Index returned 0.56%, the Lehman Brothers U.S. Credit Index returned 0.04%, the Lehman Brothers Mortgage Backed Index returned 1.25% and the Lehman Brothers TIPS Index returned (0.96)%.

Please refer to the following pages for specific information for Series C, Series M and Series R. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Portfolios’ shareholder servicing agent at (800) 462-9727. You can also visit on our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager and Pacific Investment Management Company LLC, the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 1

Fixed Income SHares — Series C, M, R
Important Information
April 30, 2006 (unaudited)

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Portfolios may be subject to various risks as described in the prospectus. Some of these risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments: this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Portfolios have adopted written proxy voting policies and procedures (‘‘Proxy Policy’’) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Portfolios will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Portfolios may consider in determining how to vote proxies for each portfolio, and information about how each portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2005 are available without charge, upon request, by calling the Portfolios at (800) 462-9727 and on the SEC's website at http://www.sec.gov.

The Portfolios file complete schedules of their portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC's website at http://www.sec.gov. A copy of each Portfolio's Form N-Q is available without charge, upon request, by calling the Portfolios at (800) 462-9727. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Holdings are subject to change daily.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Portfolios involve risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

This report, including the financial information herein is transmitted to the shareholders of Fixed Income SHares — Series C, Series M, and Series R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

2 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares — Series C
Performance & Statistics
April 30, 2006 (unaudited)

Symbol:

FXICX

Primary Investments:

Intermediate maturity fixed income securities.

Inception Date:

3/17/00

Net Assets:

$1,140.6 million

Portfolio Manager:

Managed by a team of investment professionals
led by Bill Gross.

•	Outperformed the Lehman Brothers Intermediate U.S. Credit Index for the six months ended April 30, 2006.

•	At April 30, 2006, duration was 6.22 years versus 7.27 years at October 31, 2005.

•	Average credit quality was AA on April 30, 2006, no change from October 31, 2005.

•	During the six month reporting period, the yield curve continued to flatten. In this environment, Series C's steepening yield curve bias detracted from performance.

•	Series C maintained above benchmark duration for the period. This position detracted from total return, as interest rates rose.

•	A small allocation to high yield was positive for performance, as below-investment grade securities benefited from a yield advantage in a rising rate environment.

•	An emphasis on non-corporate credits, particularly emerging market bonds contributed positively to performance as emerging market credit quality and economic indicators continued to improve.

•	Security selection within corporates was a net positive contributor to performance with certain industry over-weightings and under-weightings adding to total return.

•	Early in the six-month period, security selection mitigated the negative impact of an emphasis on mortgage-backed securities. The overweighting in this sector helped performance later in the period.

Total Return – Six Months ended 4/30/06	1.22%
Net Asset Value	$11.32
Duration	6.22 years

Moody's Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 3

Fixed Income SHares — Series M
Performance & Statistics
April 30, 2006 (unaudited)

Symbol:

FXIMX

Primary Investments:

Intermediate maturity mortgage-backed securities

Inception Date:

3/17/00

Net Assets:

$1,137.0 million

Portfolio Manager:

Managed by a team of investment professionals
led by Bill Gross.

•	Under-performed the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index for the six months ended April 30, 2006.

•	At April 30, 2006, duration was 9.14 years versus 7.60 years at October 31, 2005.

•	Average credit quality was AAA on April 30, 2006, no change from October 31, 2005.

•	During the six-month reporting period, the yield curve continued to flatten. In this environment, Series M's steepening yield-curve bias detracted from performance.

•	Series M maintained above benchmark duration for the period. This position detracted from total return as interest rates rose.

•	Security selection within the mortgage sector, particularly with respect to coupon selection, added value during the period. Specifically, emphasis on FNMA 30-year 5% and 5.5% coupons boosted returns.

•	An underweighting to GNMAs versus conventional mortgages hindered performance as GNMA spreads remained expensive amidst technical supply shortages.

•	Early in the six-month period, an emphasis on floating rate AAA asset-backed securities buffered rising rates.

Total Return – Six Months ended 4/30/06	0.45%
Net Asset Value	$10.89
Duration	9.14 years

Moody's Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares — Series R
Performance & Statistics
April 30, 2006 (unaudited)

Symbol:

FXIRX

Primary Investments:

Intermediate maturity Inflation-indexed fixed income securities.

Inception Date:

4/15/04

Net Assets:

$149.7 million

Portfolio Manager:

Managed by a team of investment professionals
led by Bill Gross.

•	Outperformed the Lehman Brothers U.S. TIPS Index for the six months ended April 30, 2006.

•	At April 30, 2006, duration was 7.96 years compared with 7.86 years at October 31, 2005.

•	Average credit quality on April 30, 2006 of AAA remained unchanged from October 31, 2005.

•	Breakeven inflation, defined as the difference between a real yield on TIPS and a nominal yield on a Treasury of the same maturity, was 2.67% at April 30, 2006 (for the 10-year maturity) compared to 2.64% at October 31, 2005.

•	Yield curve positioning during the period was a positive for performance.

•	Real yields generally rose during the period. Consequently, longer than benchmark duration in inflation-linked bonds adversely effected performance.

•	A small allocation to nominal Euro-zone bonds hindered performance as Euro-zone bonds lagged U.S. Treasuries.

•	Towards the end of the period, net short positions in nominal bonds positively affected performance, as nominal yields increased for the period.

Total Return – Six Months ended 4/30/06	(0.45)%
Net Asset Value	$9.93
Duration	7.96 years

Moody's Ratings (as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 5

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CORPORATE BONDS & NOTES–34.8%
	Airlines–1.0%
	Continental Airlines, Inc., pass thru certificates,
$ 500	6.32%, 11/1/08, Ser. 98-3	Baa3/A−	$ 499,697
2,100	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	2,112,823
900	7.918%, 5/1/10, Ser. 00-1	Baa3/BBB+	936,130
	Delta Air Lines, Inc., pass thru certificates,
459	7.379%, 5/18/10, Ser. 00-1	Ba2/BB	461,971
4,100	7.57%, 5/18/12, Ser. 00-1	Ba2/BB	4,102,562
1,295	JetBlue Airways Corp., pass thru certificates,
	7.849%, 5/15/10, Ser. 04-2, FRN	Ba3/BB	1,304,494
2,000	Northwest Airlines, Inc., pass thru certificates,
	6.841%, 10/1/12, Ser. 1A-2	Ba3/BB	2,001,250
100	United AirLines, Inc., pass thru certificates,
	10.125%, 3/22/15, Ser. 91-B2 (b)(d)(f)(g)	NR/NR	45,500
			11,464,427
	Automotive–0.3%
	DaimlerChrysler NA Holding Corp.,
3,000	5.36%, 9/10/07, Ser. D, FRN	A3/BBB	3,009,441
200	7.30%, 1/15/12	A3/BBB	212,179
100	Federal Mogul Corp., 7.375%, 1/15/06 (b)(d)(f)	NR/NR	57,375
			3,278,995
	Banking–3.7%
5,000	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	4,628,300
4,500	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	A2/A−	4,395,406
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	4,951,145
	HBOS PLC, VRN (d),
3,400	5.375%, 11/1/13	Aa3/A	3,246,694
400	5.92%, 10/1/15	A1/A	381,073
	HSBC Capital Funding L.P., VRN (d),
13,600	4.61%, 6/27/13	A1/A−	12,435,949
1,000	10.176%, 6/30/30	A1/A−	1,408,384
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (d)	A2/A−	562,802
3,100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	Baa1/BBB−	2,966,151
1,600	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	A1/A	1,785,088
2,600	Sumitomo Mitsui Banking Corp., 5.625%, 10/15/15, VRN (d)	A2/BBB+	2,488,112
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (d)	A1/A−	2,582,007
			41,831,111
	Building/Construction–0.9%
4,500	DR Horton, Inc., 6.50%, 4/15/16	Baa3/BBB−	4,440,033
	KB Home,
1,700	5.75%, 2/1/14	Ba1/BB+	1,567,759

6 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Building/Construction (continued)
$ 3,400	6.375%, 8/15/11	Ba1/BB+	$ 3,372,215
900	7.25%, 6/15/18	Ba1/BB+	892,373
			10,272,380
	Chemicals–0.2%
2,650	Airgas, Inc., 9.125%, 10/1/11	Ba2/BB−	2,802,375
	Computer Services–0.1%
1,110	Cisco Systems, Inc., 4.850%, 2/20/09, FRN	A1/A+	1,111,914
	Computer Software–0.3%
	Oracle Corp. & Ozark Holding, Inc. (d),
2,300	5.00%, 1/15/11	A3/A−	2,243,926
800	5.28%, 1/13/09, FRN	A3/A−	798,700
			3,042,626
	Consumer Products–0.1%
700	Clorox Co., 5.025%, 12/14/07, FRN	A3/A−	700,990
	Diversified Manufacturing–0.3%
3,000	General Electric Co., 4.91%, 12/9/08, FRN	Aaa/AAA	3,000,705
	Electronics–0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B1/B	510,000
	Energy–0.4%
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B−	503,750
1,100	7.375%, 2/1/16	B1/B−	1,112,375
573	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	554,070
2,400	TECO Energy, Inc., 6.75%, 5/1/15	Ba2/BB	2,460,000
			4,630,195
	Financial Services–7.9%
	Citigroup, Inc.,
300	3.50%, 2/1/08	Aa1/AA−	291,402
5,000	6.625%, 6/15/32	Aa2/A+	5,209,715
	Ford Motor Credit Co.,
400	5.70%, 1/15/10	Ba2/BB−	351,923
350	5.80%, 1/12/09	Ba2/BB−	316,993
3,000	6.375%, 11/5/08	Ba2/BB−	2,808,156
3,000	7.375%, 2/1/11	Ba2/BB−	2,722,002
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,442,585
7,100	General Electric Capital Corp., 4.93%, 12/12/08, FRN	Aaa/AAA	7,106,802
	Goldman Sachs Group, Inc.,
1,600	4.125%, 1/15/08	Aa3/A+	1,570,096
4,800	5.025%, 12/22/08, FRN	Aa3/A+	4,803,763
1,900	5.25%, 10/15/13	Aa3/A+	1,837,480
2,600	5.414%, 10/7/11, FRN	Aa3/A+	2,620,883

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 7

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Financial Services (continued)
	HSBC Finance Corp.,
$ 400	4.125%, 11/16/09	Aa3/A	$ 383,326
1,000	7.00%, 5/15/12	Aa3/A	1,065,246
2,400	JPMorgan Chase & Co., 6.625%, 3/15/12	A1/A	2,510,856
4,750	Lehman Brothers Holdings, Inc., 5.15%, 12/23/10, FRN	A1/A+	4,760,331
2,700	MBNA Capital, 5.48%, 2/1/27, Ser. B, FRN	Aa3/A	2,674,517
4,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	4,329,128
	Morgan Stanley,
3,000	5.193%, 1/18/08, Ser. F, FRN	Aa3/A+	3,005,982
500	5.30%, 3/1/13	Aa3/A+	488,204
2,900	5.375%, 10/15/15	Aa3/A+	2,777,281
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	Baa2/BBB	3,779,476
	Pemex Project Funding Master Trust,
2,300	7.375%, 12/15/14	Baa1/BBB	2,443,750
800	8.00%, 11/15/11	Baa1/BBB	868,400
7,950	9.25%, 3/30/18	Baa1/BBB	9,579,750
700	Preferred Term Securities XII, 5.47%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	697,076
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (d)	Aa2/AA	3,800,632
400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	372,506
8,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	8,001,941
123	Simsbury CLO Ltd., 5.669%, 9/24/11, FRN (d)(g)	Aaa/AAA	122,684
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	A2/A−	2,587,354
4,600	Washington Mutual, Inc., 5.25%, 9/15/17	A3/A−	4,280,636
			90,610,876
	Food–0.5%
3,450	H.J. Heinz Co., 6.428%, 12/1/08 (d)	Baa1/A−	3,507,901
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	404,849
2,000	Tyson Foods, Inc., 6.60%, 4/1/16	Baa3/BBB	1,965,492
			5,878,242
	Healthcare & Hospitals–0.4%
700	Community Health Systems, Inc., 6.50%, 12/15/12	B3/B	684,250
950	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB−	935,750
1,400	DaVita, Inc., 7.25%, 3/15/15	B3/B	1,407,000
	HCA, Inc.,
900	6.95%, 5/1/12	Ba2/BB+	907,591
1,000	7.19%, 11/15/15	Ba2/BB+	1,013,251
			4,947,842
	Hotels/Gaming–2.0%
	Harrah's Operating Co., Inc.,
2,000	5.625%, 6/1/15	Baa3/BBB−	1,901,660
570	7.50%, 1/15/09	Baa3/BBB−	595,434
2,709	Hilton Hotels Corp., 8.25%, 2/15/11	Ba2/BB	2,931,842

8 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Hotels/Gaming (continued)
$ 2,275	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	$ 2,320,500
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	991,250
5,500	6.625%, 7/15/15	Ba2/BB	5,355,625
1,000	6.75%, 4/1/13 (d)	Ba2/BB	990,000
2,000	9.75%, 6/1/07	Ba3/B+	2,085,000
	Starwood Hotels & Resorts Worldwide, Inc.,
3,750	7.375%, 5/1/07	Ba1/BB+	3,834,375
1,250	7.875%, 5/1/12	Ba1/BB+	1,350,000
800	Station Casinos, Inc., 6.00%, 4/1/12	Ba2/BB−	782,000
			23,137,686
	Insurance–1.8%
	American International Group, Inc. (d),
12,400	5.05%, 10/1/15	Aa2/AA	11,696,251
4,500	6.25%, 5/1/36	Aa2/AA	4,444,236
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (d)	Aa2/AA	4,823,230
			20,963,717
	Metals & Mining–0.3%
1,200	Barrick Gold Finance Co., 4.875%, 11/15/14	Baa1/A−	1,119,343
1,850	Vale Overseas Ltd., 6.25%, 1/11/16	Baa3/BBB	1,826,875
			2,946,218
	Multi-Media–2.4%
1,530	British Sky Broadcasting Group PLC, 8.20%, 7/15/09	Baa2/BBB	1,643,296
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/BBB−	1,915,716
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	514,287
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,055,775
	Comcast Corp.,
800	5.30%, 1/15/14	Baa2/BBB+	758,050
1,700	5.90%, 3/15/16	Baa2/BBB+	1,660,914
3,000	COX Communications, Inc., 7.75%, 11/1/10	Baa3/BBB−	3,210,834
	CSC Holdings, Inc., Ser. B,
810	8.125%, 7/15/09	B2/B+	844,425
775	8.125%, 8/15/09	B2/B+	807,937
1,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba2/BB−	1,288,500
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa2/BBB+	1,108,545
600	Lamar Media Corp., 6.625%, 8/15/15	Ba3/B	586,500
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,033,361
2,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	2,130,000
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	95,908
1,480	9.25%, 2/1/13	Baa2/BBB	1,730,900
CAD 800	Rogers Cable, Inc., 7.25%, 12/15/11	Ba2/BB+	742,493

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 9

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Multi-Media (continued)
$ 5,250	Time Warner, Inc., 6.875%, 5/1/12	Baa2/BBB+	$ 5,482,712
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	196,368
400	6.625%, 5/15/11	Baa3/BBB	413,152
			27,219,673
	Oil & Gas–4.9%
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba2/BB	1,636,250
900	7.00%, 8/15/14	Ba2/BB	906,750
3,500	7.50%, 6/15/14	Ba2/BB	3,613,750
4,850	ConocoPhillips Australia Funding Co., 5.128%, 4/9/09, FRN	A1/A−	4,855,912
2,900	Duke Energy Field Services LLC, 5.375%, 10/15/15 (d)	Baa2/BBB	2,753,759
4,250	El Paso Production Holding Co., 7.75%, 6/1/13	B3/B	4,404,062
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BB+	2,585,979
4,000	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB	4,163,600
1,526	Kern River Funding Corp., 4.893%, 4/30/18 (d)	A3/A−	1,450,842
500	Kinder Morgan, Inc., 6.50%, 9/1/12	Baa2/BBB	515,190
2,500	Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13	Baa3/BBB	2,493,328
2,385	Petrobras International Finance Co., 9.75%, 7/6/11	A2/NR	2,784,488
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	378,720
1,900	6.875%, 5/1/18 (e)	Ba1/BB+	1,900,000
1,800	7.20%, 1/15/28	Ba1/BB+	1,790,231
25	Sonat, Inc., 7.625%, 7/15/11	Caa1/B−	25,750
400	Southern Natural Gas Co., 8.00%, 3/1/32	B1/B	429,643
3,500	Transocean, Inc., 7.50%, 4/15/31	Baa1/A−	4,036,834
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB−	7,089,592
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (d)	B1/BB−	2,706,750
2,000	7.625%, 7/15/19	B1/BB−	2,110,000
3,000	XTO Energy, Inc., 7.50%, 4/15/12	Baa3/BBB−	3,265,305
			55,896,735
	Paper/Paper Products–0.8%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B1/B+	4,017,000
	Georgia-Pacific Corp.,
1,400	7.25%, 6/1/28	B2/B	1,305,500
1,000	7.375%, 12/1/25	B2/B	950,000
900	8.125%, 5/15/11	B2/B	938,250
2,500	Plum Creek Timberlands L.P., 5.875%, 11/15/15	Baa3/BBB−	2,425,510
			9,636,260

10 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Real Estate–0.3%
$ 2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	$ 2,863,438
	Retail–0.5%
1,800	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	1,949,758
	JC Penney Corp., Inc.,
850	7.125%, 11/15/23	Baa3/BBB−	905,536
1,500	8.00%, 3/1/10	Baa3/BBB−	1,611,520
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB	1,302,316
			5,769,130
	Telecommunications–2.5%
	AT&T Corp., VRN,
2,400	9.05%, 11/15/11	A2/A	2,590,949
1,500	9.75%, 11/15/31	A2/A	1,782,738
100	British Telecommunications PLC, 8.375%, 12/15/10	Baa1/A−	111,198
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,802,412
	Deutsche Telekom International Finance B.V.,
2,500	8.00%, 6/15/10, VRN	A3/A−	2,719,847
€1,280	8.125%, 5/29/12	A3/A−	1,931,831
€840	France Telecom S.A., 6.75%, 3/14/08, VRN	A3/A−	1,115,047
$3,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa2/A−	3,134,169
740	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	746,475
	Qwest Communications International, Inc.,
750	7.25%, 2/15/11	B2/B	758,438
5,000	7.50%, 2/15/14	B2/B	5,062,500
2,000	Qwest Corp., 8.16%, 6/15/13, FRN (d)	Ba3/BB	2,187,500
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Ba2/BB	379,278
$1,350	Sprint Capital Corp., 6.125%, 11/15/08	Baa2/A−	1,372,725
600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	586,633
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	913,841
100	Vodafone Group PLC, 7.75%, 2/15/10	A2/A+	106,956
			28,302,537
	Tobacco–0.1%
900	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	922,500
	Utilities–3.1%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB−	1,020,438
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	391,210
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB	1,378,572
	Consumers Energy Co.,
2,750	5.00%, 2/15/12	Baa3/BBB−	2,635,539
1,100	5.375%, 4/15/13, Ser. B	Baa3/BBB−	1,061,718
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	Baa1/BBB−	1,250,397
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,437,126
3,300	Entergy Louisiana LLC, 4.67%, 6/1/10	Baa1/A−	3,124,437

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 11

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Utilities (continued)
$ 900	Entergy Mississippi, Inc., 4.35%, 4/1/08	Baa2/A−	$ 877,934
2,600	Florida Power Corp., 5.141%, 11/14/08, Ser. A, FRN	A3/BBB−	2,603,299
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	209,262
2,600	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	2,717,000
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,002,635
	Ohio Edison Co.,
1,600	4.00%, 5/1/08	Baa2/BBB−	1,554,507
1,700	5.45%, 5/1/15	Baa2/BBB−	1,630,713
1,600	5.647%, 6/15/09 (d)	Baa2/BBB−	1,600,584
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	542,372
3,000	Sierra Pacific Power Co., 6.00%, 5/15/16 (d)	Ba1/BB	2,920,821
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	889,928
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,054,400
4,600	TXU Energy Co. LLC, 7.00%, 3/15/13	Baa2/BBB−	4,770,568
95	Waterford III Funding Corp., 8.09%, 1/2/17	Baa2/BBB−	97,214
			34,770,674
	Waste Disposal–0.0%
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	511,557
	Total Corporate Bonds & Notes (cost–$405,823,885)		397,022,803
U.S. GOVERNMENT AGENCY SECURITIES–34.1%
	Fannie Mae–33.4%
5,695	3.59%, 2/1/34, FRN, MBS	Aaa/AAA	5,709,383
–(h)	4.00%, 2/25/09, CMO	Aaa/AAA	414
10	4.854%, 8/25/18, CMO, FRN	Aaa/AAA	10,309
19	5.499%, 4/1/17, FRN, MBS	Aaa/AAA	19,010
15	5.50%, 10/1/32, MBS	Aaa/AAA	14,248
926	5.50%, 3/1/33, MBS	Aaa/AAA	901,670
67	5.50%, 5/1/33, MBS	Aaa/AAA	65,295
913	5.50%, 6/1/33, MBS	Aaa/AAA	889,778
1,546	5.50%, 8/1/33, MBS	Aaa/AAA	1,505,903
295	5.50%, 9/1/33, MBS	Aaa/AAA	287,174
15	5.50%, 2/1/34, MBS	Aaa/AAA	14,835
67	5.50%, 3/1/34, MBS	Aaa/AAA	65,221
84	5.50%, 5/1/34, MBS	Aaa/AAA	81,988
227	5.50%, 6/1/34, MBS	Aaa/AAA	220,830
2,470	5.50%, 9/1/34, MBS	Aaa/AAA	2,403,785
736	5.50%, 10/1/34, MBS	Aaa/AAA	715,755
832	5.50%, 11/1/34, MBS	Aaa/AAA	809,696
67	5.50%, 1/1/35, MBS	Aaa/AAA	65,130
143	5.50%, 2/1/35, MBS	Aaa/AAA	139,442
824	5.50%, 3/1/35, MBS	Aaa/AAA	800,772
95	5.50%, 5/1/35, MBS	Aaa/AAA	92,391

12 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Fannie Mae (continued)
$ 32,571	5.50%, 6/1/35, MBS	Aaa/AAA	$ 31,653,022
12,032	5.50%, 7/1/35, MBS	Aaa/AAA	11,693,156
321,000	5.50%, 5/1/36 (e)	Aaa/AAA	311,771,250
25	5.582%, 2/1/18, FRN, MBS	Aaa/AAA	24,950
11,000	6.00%, 5/1/36 (e)	Aaa/AAA	10,951,875
14	7.50%, 6/1/32, MBS	Aaa/AAA	14,161
			380,921,443
	Freddie Mac–0.0%
60	4.248%, 6/1/30, FRN, MBS	Aaa/AAA	59,239
14	4.50%, 12/1/18, FRN, MBS	Aaa/AAA	14,486
			73,725
	Government National Mortgage Association–0.5%
4,491	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	4,374,860
35	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	35,353
69	5.50%, 12/15/32, MBS	Aaa/AAA	68,279
52	5.50%, 1/15/33, MBS	Aaa/AAA	51,197
564	5.50%, 7/15/33, MBS	Aaa/AAA	553,768
135	5.50%, 9/15/33, MBS	Aaa/AAA	133,053
24	5.50%, 10/15/33, MBS	Aaa/AAA	23,918
94	5.50%, 11/15/33, MBS	Aaa/AAA	92,740
530	5.50%, 12/15/33, MBS	Aaa/AAA	520,846
81	5.50%, 1/15/34, MBS	Aaa/AAA	79,246
31	7.50%, 1/15/31, MBS	Aaa/AAA	32,931
55	7.50%, 8/15/31, MBS	Aaa/AAA	57,539
			6,023,730
	Other Government Agencies–0.2%
1,716	Small Business Administration, 4.504%, 2/10/14, CMO	NR/NR	1,628,307
	Total U.S. Government Agency Securities (cost–$391,498,224)		388,647,205
U.S. TREASURY BONDS & NOTES–18.7%
	U.S. Treasury Bonds & Notes,
4,000	3.625%, 7/15/09		3,852,188
9,550	4.125%, 5/15/15		8,915,823
70,900	4.25%, 8/15/13		67,656,892
12,000	6.00%, 2/15/26		13,002,192
34,000	6.25%, 8/15/23 (e)		37,585,946
74,100	6.25%, 8/15/23		81,915,253
	Total U.S. Treasury Bonds & Notes (cost–$218,817,508)		212,928,294

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 13

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
MORTGAGE-BACKED SECURITIES–6.3%
$ 43	Banc of America Mortgage Securities,
	5.447%, 10/20/32, CMO, FRN	NR/AAA	$ 42,715
3,000	Chase Commercial Mortgage Securities Corp.,
	6.484%, 2/12/16, CMO, VRN (d)	Aaa/NR	3,114,632
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
310	5.509%, 8/25/33, FRN (d)(g)	Aaa/AAA	311,524
30,375	6.25%, 12/18/35	Aaa/AAA	30,729,522
8,108	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	5.970%, 7/19/44, CMO, FRN	Aaa/AAA	8,256,077
14,212	Greenpoint Mortgage Funding Trust, 5.189%, 6/25/45, CMO, FRN	Aaa/AAA	14,194,106
36,836	Hilton Hotel Pool Trust, 0.611%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	976,191
2,947	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (d)	B3/NR	2,391,655
704	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	745,274
11,774	Washington Mutual, Inc., 5.245%, 11/25/34, CMO, FRN	Aaa/AAA	11,824,921
	Total Mortgage-Backed Securities (cost–$72,659,546)		72,586,617
SOVEREIGN DEBT OBLIGATIONS–3.4%
	Brazil–1.8%
	Federal Republic of Brazil,
4,795	8.00%, 1/15/18	Ba3/BB	5,216,960
200	8.875%, 4/15/24	Ba3/BB	229,000
4,000	10.50%, 7/14/14	Ba3/BB	4,970,000
350	11.00%, 1/11/12	Ba3/BB	429,800
7,200	11.00%, 8/17/40	Ba3/BB	9,279,000
			20,124,760
	Mexico–0.8%
	United Mexican States,
767	6.375%, 1/16/13	Baa1/BBB	781,573
4,000	8.00%, 9/24/22, Ser. A	Baa1/BBB	4,610,000
3,300	8.30%, 8/15/31	Baa1/BBB	3,927,000
			9,318,573
	Russia–0.8%
	Russian Federation,
7,230	5.00%, 3/31/30, VRN	Baa2/BBB	7,850,522
1,334	10.00%, 6/26/07	Baa2/BBB	1,401,234
			9,251,756
	Total Sovereign Debt Obligations (cost–$34,609,503)		38,695,089

14 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
ASSET-BACKED SECURITIES–1.2%
$ 814	FC CBO, 5.004%, 6/3/09, FRN (d)(g)	Ba2/BB	$ 810,592
	Green Tree Financial Corp., ABS,
666	6.22%, 3/1/30	NR/A−	646,103
7,719	6.53%, 2/1/31	NR/B	6,959,343
3,109	Isles CBO Ltd., 5.973%, 10/27/10, FRN (d)(g)	Ba2/NR	3,017,340
	Keystone Owner Trust (d),
340	8.35%, 12/25/24	Ba2/NR	338,895
10	9.00%, 1/25/29	Ba2/NR	10,408
2,019	Residential Funding Mortgage Securities II, Inc., 3.89%, 8/25/34	Aaa/AAA	2,009,875
	Total Asset-Backed Securities (cost–$13,937,050)		13,792,556
MUNICIPAL BONDS–0.8%
8,555	Detroit City School Dist., GO,
	5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,504,650)	Aaa/AAA	8,762,801
SENIOR LOANS (a)(b)(c)–0.6%
	Commercial Services–0.1%
	Hertz Corp.,
111	4.93%, 12/21/12		112,377
130	5.00%, 12/21/12 (e)		131,591
253	6.96%, 12/21/12, Term B		255,771
251	7.09%, 12/21/12, Term B		253,852
253	7.26%, 12/21/12, Term B		255,770
			1,009,361
	Paper/Paper Products–0.5%
	Georgia-Pacific Corp.,
5,714	6.88%, 12/20/12, Term B		5,845,057
271	6.979%, 12/20/12, Term B		272,533
			6,117,590
	Total Senior Loans (cost–$6,983,103)		7,126,951
PREFERRED STOCKS–0.5%
Shares
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 5.47%, Ser. A	A2/A−	1,433,040
	Insurance–0.4%
144,000	MetLife, Inc., 6.375%, Ser. B	NR/BBB+	4,038,696
	Total Preferred Stocks (cost–$5,000,000)		5,471,736

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 15

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Shares		Credit Rating (Moody's/S&P)	Value
RIGHTS (k)–0.0%
	Government–0.0%
	Mexico Government International Bond, VRN,
250,000	expires 6/30/25, Ser. C		$ 1,750
250,000	expires 6/30/07, Ser. E		6,687
	Total Rights (cost–$0)		8,437
COMMON STOCK (k)–0.0%
	Airlines–0.0%
39	UAL Corp. (cost–$0)		1,404
SHORT-TERM INVESTMENTS–34.0%
Principal Amount (000)
SOVEREIGN DEBT OBLIGATIONS–19.8%
	Belgium–0.6%
€6,030	Belgium Treasury Bill, 2.571%, 7/13/06	NR/NR	7,556,233
	France–3.1%
€28,000	France Treasury Bill BTF, 2.396%, 5/4/06	NR/NR	35,263,170
	Germany–4.1%
	German Treasury Bill,
€9,860	2.562%, 7/12/06	NR/NR	12,358,674
€24,000	2.622%, 7/12/06 (e)	NR/NR	30,081,966
€3,200	2.653%, 8/16/06	NR/NR	3,999,239
			46,439,879
	Netherlands–3.4%
€30,990	Dutch Treasury Certificate, 2.469%, 5/31/06	NR/NR	38,956,246
	Spain–8.6%
€78,000	Spain Letras del Tesoro, 2.469%, 6/23/06	Aaa/NR	97,898,192
	Total Sovereign Debt Obligations (cost–$215,882,571)		226,113,720
COMMERCIAL PAPER–8.1%
	Financial Services–8.1%
$ 29,900	Rabobank U.S.A Financial Corp., 4.82%, 5/1/06	P-1/A-1+	29,900,000
31,200	Total Finance, 4.83%, 5/1/06	P-1/A-1+	31,200,000
31,200	UBS Finance, Inc., 4.82%, 5/1/06	P-1/A-1+	31,200,000
	Total Commercial Paper (cost–$92,300,000)		92,300,000
U.S. TREASURY BILLS(j)–1.4%
16,150	4.46%-4.55%, 6/1/06-6/15/06 (cost–$16,061,469)		16,061,469
U.S. GOVERNMENT AGENCY SECURITIES–1.4%
15,800	Fannie Mae, 4.669%, 5/1/06 (cost–$15,800,000)	Aaa/AAA	15,800,000

16 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CORPORATE NOTES–1.3%
	Automotive–0.2%
$ 2,000	DaimlerChrysler NA Holding Corp., 5.38%, 5/24/06, FRN	A3/BBB	$ 2,000,152
	Financial Services–0.4%
5,000	General Motors Acceptance Corp., 5.968%, 1/16/07, FRN	Ba1/BB	4,914,265
	Healthcare & Hospitals–0.1%
700	HCA, Inc., 7.125%, 6/1/06	Ba2/BB+	700,800
	Hotels/Gaming–0.2%
1,800	Mirage Resorts, Inc., 7.25%, 10/15/06	Ba2/BB	1,818,000
	Insurance–0.0%
500	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A	497,134
	Multi-Media–0.1%
1,000	Continental Cablevision, Inc., 8.30%, 5/15/06	Baa2/BBB+	1,002,510
	Oil & Gas–0.0%
421	Halliburton Co., 6.00%, 8/1/06	Baa1/BBB+	421,423
	Paper Products–0.1%
851	Weyerhaeuser Co., 6.125%, 3/15/07	Baa2/BBB	854,377
	Utilities–0.1%
1,000	FirstEnergy Corp., 5.50%, 11/15/06, Ser. A	Baa3/BBB−	1,000,055
200	Niagara Mohawk Power Corp., 7.75%, 5/15/06	A3/A+	200,167
117	PNPP II Funding Corp., 8.51%, 11/30/06	Baa2/BBB−	116,605
200	Progress Energy, Inc., 6.05%, 4/15/07	Baa2/BBB−	201,080
			1,517,907
	Waste Disposal–0.1%
1,600	Waste Management, Inc., 7.00%, 10/15/06	Baa3/BBB	1,611,594
	Total Corporate Notes (cost– $15,397,474)		15,338,162
U.S. TREASURY NOTES(i)–0.0%
125	U.S. Treasury Inflation Indexed Notes,
	3.375%, 1/15/07 (cost–$125,690)		126,924
REPURCHASE AGREEMENTS–2.0%
17,000	Credit Suisse First Boston, dated 4/28/06, 4.62%, due 5/1/06, proceeds $17,006,545; collateralized by U.S. Treasury Note, 3.125%, 9/15/08, valued at $17,453,955 including accrued interest		17,000,000
5,651	State Street Bank & Trust Co., dated 4/28/06, 4.40%, due 5/1/06, proceeds $5,653,072; collateralized by Fannie Mae, 2.625%, 11/15/06, valued at $5,768,319 including accrued interest		5,651,000
	Total Repurchase Agreements (cost–$22,651,000)		22,651,000
	Total Short-Term Investments (cost–$378,218,204)		388,391,275

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 17

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2006 (unaudited) (continued)

		Credit Rating (Moody's/S&P)	Value
OPTIONS PURCHASED (k)–0.6%
Contracts
	Put Options–0.6%
	Eurodollar Futures, Chicago Mercantile Exchange,
315	strike price $92, expires 3/19/07		$ 1,969
206	strike price $93.75, expires 9/18/06		1,288
1,220	strike price $94, expires 6/19/06		7,625
277	strike price $94.25, expires 6/19/06		1,731
	Japanese Yen, Over the Counter (b)(d),
6,400,000	strike price ¥115, expires 5/26/06		116,566
75,000,000	strike price ¥123, expires 6/15/06		6,519,900
	Total Options Purchased (cost–$6,544,204)		6,649,079
	Total Investments before options written (cost–$1,542,595,877)–135.0%		1,540,084,247
OPTIONS WRITTEN (k)–(0.0)%
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
290	strike price $112, expires 5/26/06		(4,532)
	Put Options–(0.0)%
	Japanese Yen, Over the Counter (b)(d),
6,400,000	strike price ¥112, expires 5/26/06		(32,297)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
290	strike price $105, expires 5/26/06		(72,500)
			(104,797)
	Total Options Written (premiums received–$238,964)		(109,329)
	Total Investments net of options written (cost–$1,542,356,913)	135.0%	1,539,974,918
	Liabilities in excess of other assets	(35.0)	(399,364,447)
	Net Assets	100.0%	$1,140,610,471

18 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES–186.2%
Fannie Mae–167.4%
$2,565	3.475%, 5/1/33, FRN, MBS	Aaa/AAA	$2,584,391
7	3.50%, 3/25/09, CMO	Aaa/AAA	6,578
4,493	3.73%, 9/1/35, FRN, MBS	Aaa/AAA	4,563,238
3,798	4.00%, 11/25/19, CMO	Aaa/AAA	3,370,957
10,142	4.009%, 1/1/34, FRN, MBS	Aaa/AAA	9,875,676
300	4.50%, 11/25/14, CMO	Aaa/AAA	293,230
49,000	4.50%, 5/1/21, MBS (e)	NR/NR	46,657,212
120	4.535%, 5/1/18, FRN, MBS	Aaa/AAA	120,082
155	4.546%, 1/1/18, FRN, MBS	Aaa/AAA	154,971
760	4.547%, 12/1/34, FRN, MBS	Aaa/AAA	745,803
98	4.587%, 6/1/20, FRN, MBS	Aaa/AAA	97,668
960	4.594%, 10/1/34, FRN, MBS	Aaa/AAA	943,758
105	4.597%, 5/1/17, FRN, MBS	Aaa/AAA	105,103
200	4.791%, 9/1/32, FRN, MBS	Aaa/AAA	199,921
1,687	4.842%, 4/1/35, FRN, MBS	Aaa/AAA	1,656,997
748	4.855%, 1/1/33, FRN, MBS	Aaa/AAA	736,634
8,167	4.945%, 11/1/35, FRN, MBS	Aaa/AAA	8,123,869
2,411	5.00%, 9/25/14, CMO	Aaa/AAA	2,378,916
200	5.00%, 1/25/16, CMO	Aaa/AAA	196,230
2,952	5.00%, 1/1/19, MBS	Aaa/AAA	2,880,968
3,727	5.00%, 6/1/19, MBS	Aaa/AAA	3,634,785
3,689	5.00%, 7/1/19, MBS	Aaa/AAA	3,597,412
8,346	5.00%, 8/1/19, MBS	Aaa/AAA	8,138,969
10,131	5.00%, 9/1/19, MBS	Aaa/AAA	9,882,465
3,701	5.00%, 10/1/19, MBS	Aaa/AAA	3,609,308
4,025	5.00%, 11/1/19, MBS	Aaa/AAA	3,925,293
3,978	5.00%, 12/1/19, MBS	Aaa/AAA	3,879,345
7,564	5.00%, 1/1/20, MBS	Aaa/AAA	7,376,087
3,869	5.00%, 2/1/20, MBS	Aaa/AAA	3,769,728
355	5.00%, 3/1/20, MBS	Aaa/AAA	345,944
835	5.00%, 4/1/20, MBS	Aaa/AAA	813,347
2,845	5.00%, 5/1/20, MBS	Aaa/AAA	2,772,207
105	5.00%, 6/1/20, MBS	Aaa/AAA	102,495
943	5.00%, 7/1/20, MBS	Aaa/AAA	918,768
1,351	5.00%, 8/1/20, MBS	Aaa/AAA	1,316,111
9,979	5.00%, 9/1/20, MBS	Aaa/AAA	9,722,300
4,661	5.00%, 10/1/20, MBS	Aaa/AAA	4,540,764
4,437	5.00%, 11/1/20, MBS	Aaa/AAA	4,322,811
1,791	5.00%, 12/1/20, MBS	Aaa/AAA	1,745,395
1,329	5.00%, 1/1/21, MBS	Aaa/AAA	1,295,587
160,500	5.00%, 6/1/21, MBS (e)	NR/NR	156,186,563
—(h)	5.00%, 11/1/33, MBS	Aaa/AAA	55

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 19

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Fannie Mae (continued)
$2,640	5.00%, 7/1/35, MBS	Aaa/AAA	$2,498,948
2,373	5.00%, 8/1/35, MBS	Aaa/AAA	2,246,067
846	5.00%, 9/1/35, MBS	Aaa/AAA	800,523
775	5.00%, 11/1/35, MBS	Aaa/AAA	733,602
345,000	5.00%, 5/1/36, MBS (e)	NR/NR	326,348,610
1,425	5.11%, 12/1/32, FRN, MBS	Aaa/AAA	1,439,549
58	5.139%, 5/25/42, CMO, FRN	Aaa/AAA	58,369
60	5.160%, 3/25/41, CMO, FRN	Aaa/AAA	59,975
40	5.359%, 3/25/09, CMO, FRN	Aaa/AAA	39,825
159	5.419%, 8/25/21, CMO, FRN	Aaa/AAA	160,595
159	5.50%, 4/1/16, MBS	Aaa/AAA	158,364
1,121	5.50%, 2/25/24, CMO	Aaa/AAA	1,084,710
1,196	5.50%, 10/1/32, MBS	Aaa/AAA	1,165,925
1,930	5.50%, 11/1/32, MBS	Aaa/AAA	1,880,840
164	5.50%, 12/1/32, MBS	Aaa/AAA	160,018
3,142	5.50%, 1/1/33, MBS	Aaa/AAA	3,062,232
3,559	5.50%, 2/1/33, MBS	Aaa/AAA	3,468,477
427	5.50%, 3/1/33, MBS	Aaa/AAA	415,951
256	5.50%, 4/1/33, MBS	Aaa/AAA	249,120
1,719	5.50%, 5/1/33, MBS	Aaa/AAA	1,674,656
1,152	5.50%, 6/1/33, MBS	Aaa/AAA	1,122,390
210	5.50%, 7/1/33, MBS	Aaa/AAA	204,652
737	5.50%, 8/1/33, MBS	Aaa/AAA	717,879
3,982	5.50%, 9/1/33, MBS	Aaa/AAA	3,879,569
74	5.50%, 10/1/33, MBS	Aaa/AAA	72,362
71	5.50%, 11/1/33, MBS	Aaa/AAA	68,696
5,424	5.50%, 12/1/33, MBS	Aaa/AAA	5,283,873
9,899	5.50%, 1/1/34, MBS	Aaa/AAA	9,643,522
10,018	5.50%, 2/1/34, MBS	Aaa/AAA	9,749,262
19,301	5.50%, 3/1/34, MBS	Aaa/AAA	18,784,777
1,738	5.50%, 4/1/34, MBS	Aaa/AAA	1,692,422
3,944	5.50%, 5/1/34, MBS	Aaa/AAA	3,837,482
7,018	5.50%, 6/1/34, MBS	Aaa/AAA	6,828,561
6,973	5.50%, 7/1/34, MBS	Aaa/AAA	6,785,234
195	5.50%, 8/1/34, MBS	Aaa/AAA	189,818
1,283	5.50%, 9/1/34, MBS	Aaa/AAA	1,248,915
2,242	5.50%, 10/1/34, MBS	Aaa/AAA	2,181,642
2,894	5.50%, 11/1/34, MBS	Aaa/AAA	2,816,170
26,535	5.50%, 1/1/35, MBS	Aaa/AAA	25,819,839
2,912	5.50%, 2/1/35, MBS	Aaa/AAA	2,833,745
775	5.50%, 3/1/35, MBS	Aaa/AAA	753,881
823	5.50%, 4/1/35, MBS	Aaa/AAA	800,136
850	5.50%, 5/1/35, MBS	Aaa/AAA	826,107

20 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Fannie Mae (continued)
$1,244	5.50%, 6/1/35, MBS	Aaa/AAA	$1,208,878
884	5.50%, 7/1/35, MBS	Aaa/AAA	859,069
1,061,000	5.50%, 5/1/36, MBS (e)	NR/NR	1,030,496,250
1,144	5.587%, 9/1/32, FRN, MBS	Aaa/AAA	1,160,480
48	5.625%, 8/1/32, FRN, MBS	Aaa/AAA	49,869
249	5.696%, 9/1/27, FRN, MBS	Aaa/AAA	255,469
1,636	5.717%, 5/1/28, FRN, MBS	Aaa/AAA	1,657,221
228	5.726%, 10/1/32, FRN, MBS	Aaa/AAA	231,716
188	5.769%, 12/25/08, CMO, FRN	Aaa/AAA	190,159
3,159	5.794%, 1/1/20, FRN, MBS	Aaa/AAA	3,211,392
231	5.807%, 11/1/32, FRN, MBS	Aaa/AAA	236,191
3,425	5.872%, 1/1/33, FRN, MBS	Aaa/AAA	3,419,512
1,621	5.927%, 1/1/22, FRN, MBS	Aaa/AAA	1,649,444
28	6.00%, 3/25/31, CMO	Aaa/AAA	28,450
724	6.00%, 12/1/31, MBS	Aaa/AAA	724,256
948	6.00%, 1/1/32, MBS	Aaa/AAA	946,314
1,207	6.00%, 9/1/32, MBS	Aaa/AAA	1,204,951
865	6.00%, 11/1/32, MBS	Aaa/AAA	863,502
821	6.00%, 12/1/32, MBS	Aaa/AAA	819,154
28	6.00%, 1/1/33, MBS	Aaa/AAA	27,698
296	6.00%, 2/1/33, MBS	Aaa/AAA	295,836
25	6.00%, 3/1/33, MBS	Aaa/AAA	24,479
831	6.00%, 5/1/33, MBS	Aaa/AAA	829,539
859	6.00%, 6/1/33, MBS	Aaa/AAA	857,216
911	6.00%, 7/1/33, MBS	Aaa/AAA	908,818
680	6.00%, 9/1/33, MBS	Aaa/AAA	678,326
297	6.00%, 10/1/33, MBS	Aaa/AAA	296,644
1,155	6.00%, 11/1/33, MBS	Aaa/AAA	1,152,248
346	6.00%, 12/1/33, MBS	Aaa/AAA	345,046
9	6.00%, 1/1/34, MBS	Aaa/AAA	9,282
748	6.00%, 2/1/34, MBS	Aaa/AAA	748,802
28	6.00%, 3/1/34, MBS	Aaa/AAA	27,893
1,331	6.00%, 4/1/34, MBS	Aaa/AAA	1,327,030
330	6.00%, 6/1/34, MBS	Aaa/AAA	328,483
296	6.00%, 7/1/34, MBS	Aaa/AAA	294,953
7,070	6.00%, 8/1/34, MBS	Aaa/AAA	7,047,889
6,503	6.00%, 9/1/34, MBS	Aaa/AAA	6,481,905
6,363	6.00%, 10/1/34, MBS	Aaa/AAA	6,342,542
5,371	6.00%, 11/1/34, MBS	Aaa/AAA	5,353,741
2,564	6.00%, 12/1/34, MBS	Aaa/AAA	2,555,847
3,942	6.00%, 1/1/35, MBS	Aaa/AAA	3,929,158
1,689	6.00%, 2/1/35, MBS	Aaa/AAA	1,683,775
825	6.00%, 3/1/35, MBS	Aaa/AAA	822,555

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 21

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Fannie Mae (continued)
$10,730	6.00%, 4/1/35, MBS	Aaa/AAA	$10,700,469
6,813	6.00%, 5/1/35, MBS	Aaa/AAA	6,788,930
3,535	6.00%, 6/1/35, MBS	Aaa/AAA	3,522,969
4,300	6.00%, 7/1/35, MBS	Aaa/AAA	4,284,658
1,367	6.00%, 8/1/35, MBS	Aaa/AAA	1,362,683
9,500	6.00%, 5/1/36, MBS (e)	NR/NR	9,458,438
4	6.50%, 2/25/09, CMO	Aaa/AAA	3,965
13	6.50%, 4/1/24, MBS	Aaa/AAA	13,797
7	6.50%, 1/1/26, MBS	Aaa/AAA	6,793
375	6.50%, 7/18/27, CMO	Aaa/AAA	379,535
329	6.50%, 1/1/29, MBS	Aaa/AAA	336,100
252	6.50%, 2/1/32, MBS	Aaa/AAA	256,775
8	6.50%, 3/1/32, MBS	Aaa/AAA	8,449
267	6.50%, 10/1/33, MBS	Aaa/AAA	272,195
149	7.00%, 3/25/31, CMO	Aaa/AAA	150,340
140	7.01%, 8/1/22, MBS	Aaa/AAA	143,301
49	7.01%, 9/1/22, MBS	Aaa/AAA	50,315
65	7.01%, 11/1/22, MBS	Aaa/AAA	66,783
39	7.50%, 9/1/30, MBS	Aaa/AAA	40,216
28	7.50%, 12/1/30, MBS	Aaa/AAA	28,687
5	7.50%, 7/1/31, MBS	Aaa/AAA	5,668
110	7.50%, 8/1/31, MBS	Aaa/AAA	114,794
110	7.50%, 11/1/31, MBS	Aaa/AAA	114,976
1,883	7.73%, 4/1/13, MBS	Aaa/AAA	2,080,162
14	7.903%, 2/1/25, FRN, MBS	Aaa/AAA	14,062
			1,903,222,273
Freddie Mac–15.6%
6,117	4.00%, 12/15/17, CMO	Aaa/AAA	6,065,163
45	4.50%, 5/15/18, CMO	Aaa/AAA	41,386
17,345	4.988%, 6/1/35, FRN, MBS	Aaa/AAA	17,145,045
76	5.00%, 7/1/34, MBS	Aaa/AAA	71,895
54	5.00%, 4/1/35, MBS	Aaa/AAA	51,288
299	5.00%, 7/1/35, MBS	Aaa/AAA	282,605
4,031	5.00%, 8/1/35, MBS	Aaa/AAA	3,816,913
4,514	5.00%, 9/1/35, MBS	Aaa/AAA	4,270,174
2,459	5.00%, 10/1/35, MBS	Aaa/AAA	2,326,783
7,738	5.00%, 11/1/35, MBS	Aaa/AAA	7,321,212
22,289	5.00%, 12/1/35, MBS	Aaa/AAA	21,086,721
996	5.00%, 1/1/36, MBS	Aaa/AAA	942,693
100,000	5.00%, 5/1/36, MBS (e)	NR/NR	94,562,500
393	5.039%, 4/1/32, FRN, MBS	Aaa/AAA	399,667
1,475	5.059%, 10/1/32, FRN, MBS	Aaa/AAA	1,487,057
1,157	5.117%, 10/1/32, FRN, MBS	Aaa/AAA	1,146,506

22 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Freddie Mac (continued)
$240	5.183%, 8/1/32, FRN, MBS	Aaa/AAA	$242,970
673	5.351%, 9/15/16, CMO, FRN	Aaa/AAA	676,460
232	5.351%, 8/15/29, CMO, FRN	Aaa/AAA	234,075
152	5.351%, 12/15/31, CMO, FRN	Aaa/AAA	153,107
40	5.401%, 9/15/30, CMO, FRN	Aaa/AAA	39,935
230	5.45%, 8/1/29, FRN, MBS	Aaa/AAA	235,412
59	5.451%, 3/15/32, CMO, FRN	Aaa/AAA	60,020
104	5.469%, 7/1/32, FRN, MBS	Aaa/AAA	104,100
160	5.497%, 7/1/29, FRN, MBS	Aaa/AAA	164,859
363	5.50%, 5/15/15, CMO	Aaa/AAA	362,818
487	5.50%, 1/1/35, MBS	Aaa/AAA	473,669
1,102	5.50%, 6/1/35, MBS	Aaa/AAA	1,072,773
1,610	5.501%, 5/15/29, CMO, FRN	Aaa/AAA	1,619,965
413	5.508%, 8/1/32, FRN, MBS	Aaa/AAA	416,202
175	5.588%, 3/15/20, CMO, FRN	NR/NR	175,045
223	5.588%, 2/15/24, CMO, FRN	Aaa/AAA	223,451
711	5.627%, 2/1/29, FRN, MBS	Aaa/AAA	722,898
30	5.638%, 10/15/19, CMO, FRN	Aaa/AAA	30,096
266	5.831%, 8/1/32, FRN, MBS	Aaa/AAA	268,426
291	5.836%, 1/1/33, FRN, MBS	Aaa/AAA	296,403
358	5.888%, 12/15/13, CMO, FRN	Aaa/AAA	363,434
78	6.00%, 7/1/08, MBS	Aaa/AAA	78,132
217	6.00%, 8/15/16, CMO	Aaa/AAA	219,617
1,852	6.00%, 4/1/17, MBS	Aaa/AAA	1,872,425
192	6.00%, 5/1/17, MBS	Aaa/AAA	194,317
241	6.00%, 6/1/17, MBS	Aaa/AAA	243,963
476	6.00%, 7/1/17, MBS	Aaa/AAA	481,503
3,300	6.00%, 12/15/28, CMO	Aaa/AAA	3,244,953
250	6.088%, 9/15/22, CMO, FRN	Aaa/AAA	251,587
481	6.34%, 1/1/32, FRN, MBS	Aaa/AAA	489,353
342	6.50%, 8/15/16, CMO	Aaa/AAA	350,265
65	6.50%, 12/15/23, CMO	Aaa/AAA	65,969
57	7.00%, 4/1/29, MBS	Aaa/AAA	58,440
4	7.00%, 12/1/29, MBS	Aaa/AAA	3,646
—(h)	7.00%, 1/1/30, MBS	Aaa/AAA	499
17	7.00%, 2/1/30, MBS	Aaa/AAA	17,033
49	7.00%, 3/1/30, MBS	Aaa/AAA	50,629
2	7.00%, 6/1/30, MBS	Aaa/AAA	2,414
403	7.50%, 8/15/30, CMO	Aaa/AAA	415,795
			176,994,266
Government National Mortgage Association–3.2%
55	3.75%, 3/20/30, FRN, MBS	Aaa/AAA	54,598
1,069	4.25%, 1/20/28, FRN, MBS	Aaa/AAA	1,073,758

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 23

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Government National Mortgage Association (continued)
$109	4.25%, 2/20/28, FRN, MBS	Aaa/AAA	$109,680
318	4.25%, 1/20/30, FRN, MBS	Aaa/AAA	319,258
454	4.375%, 3/20/17, FRN, MBS	Aaa/AAA	455,407
13	4.375%, 1/20/18, FRN, MBS	Aaa/AAA	12,694
124	4.375%, 5/20/18, FRN, MBS	Aaa/AAA	123,560
101	4.375%, 4/20/19, FRN, MBS	Aaa/AAA	101,304
22	4.375%, 5/20/19, FRN, MBS	Aaa/AAA	22,451
28	4.375%, 6/20/21, FRN, MBS	Aaa/AAA	28,379
56	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	56,403
1,243	4.375%, 2/20/22, FRN, MBS	Aaa/AAA	1,251,770
62	4.375%, 4/20/22, FRN, MBS	Aaa/AAA	62,142
35	4.375%, 5/20/22, FRN, MBS	Aaa/AAA	34,974
61	4.375%, 2/20/23, FRN, MBS	Aaa/AAA	61,761
54	4.375%, 3/20/23, FRN, MBS	Aaa/AAA	54,365
55	4.375%, 4/20/23, FRN, MBS	Aaa/AAA	54,841
309	4.375%, 4/20/24, FRN, MBS	Aaa/AAA	308,818
19	4.375%, 5/20/24, FRN, MBS	Aaa/AAA	19,292
8	4.375%, 4/20/25, FRN, MBS	Aaa/AAA	7,678
18	4.375%, 5/20/25, FRN, MBS	Aaa/AAA	18,242
44	4.375%, 6/20/25, FRN, MBS	Aaa/AAA	43,959
27	4.375%, 1/20/26, FRN, MBS	Aaa/AAA	26,793
31	4.375%, 6/20/26, FRN, MBS	Aaa/AAA	30,600
16	4.375%, 1/20/27, FRN, MBS	Aaa/AAA	16,154
160	4.375%, 2/20/27, FRN, MBS	Aaa/AAA	161,623
40	4.375%, 4/20/27, FRN, MBS	Aaa/AAA	39,705
90	4.375%, 6/20/27, FRN, MBS	Aaa/AAA	89,938
58	4.375%, 2/20/28, FRN, MBS	Aaa/AAA	58,895
175	4.375%, 3/20/28, FRN, MBS	Aaa/AAA	176,341
77	4.375%, 4/20/28, FRN, MBS	Aaa/AAA	77,501
70	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	70,090
155	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	154,501
77	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	77,368
116	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	115,966
180	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	180,441
138	4.50%, 8/20/28, FRN, MBS	Aaa/AAA	137,633
84	4.50%, 7/20/29, FRN, MBS	Aaa/AAA	83,896
139	4.50%, 3/20/31, FRN, MBS	Aaa/AAA	140,224
142	4.50%, 3/20/32, FRN, MBS	Aaa/AAA	143,772
18	4.75%, 8/20/17, FRN, MBS	Aaa/AAA	18,132
25	4.75%, 7/20/20, FRN, MBS	Aaa/AAA	24,723
12	4.75%, 7/20/21, FRN, MBS	Aaa/AAA	11,971
19	4.75%, 8/20/21, FRN, MBS	Aaa/AAA	19,286
36	4.75%, 9/20/21, FRN, MBS	Aaa/AAA	35,729

24 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Government National Mortgage Association (continued)
$2,443	4.75%, 8/20/23, FRN, MBS	Aaa/AAA	$2,451,839
87	4.75%, 8/20/25, FRN, MBS	Aaa/AAA	88,134
26	4.75%, 9/20/25, FRN, MBS	Aaa/AAA	26,179
18	4.75%, 8/20/26, FRN, MBS	Aaa/AAA	17,736
14	4.75%, 7/20/27, FRN, MBS	Aaa/AAA	14,362
26	4.75%, 9/20/27, FRN, MBS	Aaa/AAA	26,683
120	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	120,668
150	5.00%, 2/20/29, CMO	Aaa/AAA	146,888
217	5.125%, 11/20/23, FRN, MBS	Aaa/AAA	217,812
21	5.125%, 10/20/25, FRN, MBS	Aaa/AAA	21,195
15	5.125%, 11/20/25, FRN, MBS	Aaa/AAA	15,151
18	5.125%, 10/20/26, FRN, MBS	Aaa/AAA	18,014
41	5.125%, 10/20/27, FRN, MBS	Aaa/AAA	41,647
87	5.273%, 6/20/32, CMO, FRN	Aaa/AAA	87,222
8	5.375%, 8/20/18, FRN, MBS	Aaa/AAA	8,098
2,236	5.438%, 10/20/27, CMO, FRN	Aaa/AAA	2,253,851
527	5.50%, 6/15/29, MBS	Aaa/AAA	518,502
370	5.50%, 12/15/32, MBS	Aaa/AAA	363,398
387	5.50%, 1/15/33, MBS	Aaa/AAA	380,539
351	5.50%, 6/15/33, MBS	Aaa/AAA	345,323
964	5.50%, 7/15/33, MBS	Aaa/AAA	947,621
1,775	5.50%, 1/15/34, MBS	Aaa/AAA	1,745,188
1,544	5.50%, 3/15/34, MBS	Aaa/AAA	1,518,021
1,854	5.50%, 12/15/34, MBS	Aaa/AAA	1,822,599
401	5.50%, 2/15/35, MBS	Aaa/AAA	393,633
2,357	5.50%, 3/15/35, MBS	Aaa/AAA	2,316,168
1,700	5.50%, 6/15/35, MBS	Aaa/AAA	1,670,623
362	5.50%, 7/15/35, MBS	Aaa/AAA	355,986
813	5.50%, 8/15/35, MBS	Aaa/AAA	798,835
7,770	5.50%, 9/15/35, MBS	Aaa/AAA	7,634,776
1,638	5.50%, 10/15/35, MBS	Aaa/AAA	1,609,680
2,253	5.50%, 11/15/35, MBS	Aaa/AAA	2,213,416
126	5.50%, 12/15/35, MBS	Aaa/AAA	124,159
163	6.00%, 3/20/13, CMO	Aaa/AAA	164,035
85	6.00%, 3/15/33, MBS	Aaa/AAA	85,889
4	6.50%, 5/15/23, MBS	Aaa/AAA	3,917
3	6.50%, 8/15/23, MBS	Aaa/AAA	2,623
1	6.50%, 12/15/23, MBS	Aaa/AAA	894
			36,737,920
	Total U.S. Government Agency Securities (cost–$2,137,224,840)		2,116,954,459

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 25

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
MORTGAGE-BACKED SECURITIES–22.4%
$8,955	Adjustable Rate Mortgage Trust, 4.616%, 5/25/35, CMO, VRN	Aaa/AAA	$8,782,254
4,260	Banc of America Funding Corp., 4.624%, 2/20/36, CMO, FRN	NR/AAA	4,186,471
	Bear Stearns Alt-A Trust, CMO,
9,962	4.705%, 6/25/34, VRN	Aaa/AA+	9,821,037
2,780	5.239%, 2/25/34, FRN	Aaa/AAA	2,783,085
73	Bear Stearns Mortgage Securities, Inc., 6.675%, 3/25/31, CMO, VRN	Aaa/NR	72,536
11,520	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (d)	Aaa/NR	11,321,089
1,924	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	Aaa/AAA	1,896,641
3,505	Commercial Capital Access One, Inc., 7.602%, 11/15/28, CMO, VRN (d)	NR/NR	3,674,996
	Commercial Mortgage, pass through certificates, CMO,
7,000	5.362%, 2/5/19 (d)	NR/AAA	6,911,684
2,000	5.479%, 2/5/19, VRN (d)	NR/AA	1,984,521
	Countrywide Alternative Loan Trust, CMO, FRN,
20,109	5.179%, 5/25/35	Aaa/AAA	20,134,875
16,144	5.219%, 12/25/35	Aaa/AAA	16,195,345
	Countrywide Home Loans, CMO, FRN,
2,183	5.146%, 4/25/35 (g)	Aaa/AAA	2,189,182
6,383	5.269%, 3/25/35	Aaa/AAA	6,416,447
6,713	5.279%, 3/25/35	Aaa/AAA	6,736,188
3,398	5.349%, 2/25/35	Aaa/AAA	3,412,477
131	Credit Suisse First Boston Mortgage Securities Corp.,
	4.934%, 3/25/32, CMO, FRN (d)(g)	Aaa/AAA	131,811
16,588	First Horizon Asset Securities, Inc., 5.359%, 11/25/33, CMO, FRN	NR/AAA	16,600,488
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BB+	875,450
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (d)	NR/AAA	1,575,221
1,160	GSR Mortgage Loan Trust, 5.249%, 4/25/35, CMO, VRN	Aaa/AAA	1,143,010
	Harborview Mortgage Loan Trust, CMO, FRN,
9,891	5.10%, 2/19/46 (g)	Aaa/AAA	9,923,809
14,888	5.13%, 5/19/35	Aaa/AAA	14,906,614
36,836	Hilton Hotel Pool Trust, 0.611%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	976,191
3,787	Indymac Index Mortgage Loan Trust, 5.239%, 3/25/35, CMO, FRN	Aaa/AAA	3,804,037
2,000	JP Morgan Chase Commercial Mortgage Securities Corp.,
	6.465%, 11/15/35, CMO	NR/AAA	2,086,046
5,420	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	5,310,422
	Master Reperforming Loan Trust, CMO,
5,322	7.00%, 5/25/35 (d)	Aaa/AAA	5,352,781
7,961	7.50%, 7/25/35 (g)	Aaa/AAA	8,295,190
4,743	8.00%, 7/25/35 (g)	Aaa/AAA	5,007,925
747	Mellon Residential Funding Corp., 5.413%, 10/20/29, CMO, FRN	NR/AAA	754,451

26 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	MLCC Mortgage Investors, Inc., CMO, FRN,
$1,534	5.21%, 7/25/29	Aa1/AAA	$1,534,142
402	5.281%, 3/15/25	Aaa/AAA	403,888
1,223	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	1,203,239
100	Mortgage Capital Funding, Inc., 7.288%, 7/20/27, CMO	Aaa/NR	100,858
14,793	Residential Funding Mortgage Sec I, 4.592%, 3/25/35, CMO, VRN	Aaa/AAA	14,578,385
4,780	Structured Adjustable Rate Mortgage Loan Trust,
	5.449%, 6/25/34, CMO, FRN	Aaa/AAA	4,801,890
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
10,000	5.22%, 5/25/36 (g)	Aaa/AAA	10,003,132
3,261	5.26%, 3/19/34	Aaa/AAA	3,293,389
46	Structured Asset Securities Corp., 6.057%, 5/25/32, CMO, FRN	Aaa/AAA	46,711
2,778	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	2,807,112
	Washington Mutual, Inc., CMO, FRN,
7,053	5.127%, 10/25/32	Aaa/AAA	6,930,524
2,944	5.245%, 11/25/34	Aaa/AAA	2,956,230
17,447	5.265%, 10/25/44	Aaa/AAA	17,489,573
3,299	5.279%, 1/25/45	Aaa/AAA	3,304,656
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,678	4.805%, 7/25/34, FRN	Aaa/AAA	1,672,893
766	5.00%, 6/25/18	Aaa/AAA	740,751
	Total Mortgage-Backed Securities (cost–$256,853,466)		255,129,647
ASSET-BACKED SECURITIES–14.1%
2,012	Aames Mortgage Investment Trust, 5.359%, 10/25/35, FRN	NR/AAA	2,016,931
4,860	ACE Securities Corp., 5.029%, 12/25/35, FRN	Aaa/AAA	4,863,695
90	Aegis Asset Backed Securities Trust, 5.359%, 1/25/34, FRN	Aaa/AAA	90,320
3,082	American Residential Eagle Certificate Trust, 5.959%, 5/25/28, FRN (d)	NR/NR	3,084,598
1,673	Ameriquest Mortgage Securities, Inc., 5.159%, 4/25/34, FRN	Aaa/AAA	1,673,769
181	Amortizing Residential Collateral Trust, 5.229%, 6/25/32, FRN	NR/AAA	181,023
3,100	Argent Securities, Inc., 5.079%, 10/25/35, FRN	Aaa/AAA	3,102,637
2,691	Bayview Financial Asset Trust, 5.359%, 12/25/39, FRN (d)	Aaa/NR	2,702,555
	Bear Stearns Asset Backed Securities, Inc., FRN,
404	5.209%, 6/25/35	NR/AAA	404,619
6,104	5.549%, 6/15/43	Aaa/AAA	6,165,591
72	Cendant Mortgage Corp., 5.934%, 7/25/43, VRN (d)	NR/NR	70,486
885	Centex Home Equity, 3.70%, 6/25/22	Aaa/AAA	881,449
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	721,454
3,232	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA−	3,218,949
	Countrywide Asset-Backed Certificates, FRN,
1,226	5.429%, 11/25/33 (d)	Aaa/AAA	1,232,113
2,987	5.439%, 12/25/31	Aaa/AAA	2,990,017

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 27

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$1,640	Credit-Based Asset Servicing and Securitization,
	5.409%, 11/25/33, FRN	Aaa/AAA	$1,647,604
4,766	Credit Suisse First Boston Mortgage Securities Corp., 5.209%, 1/25/43, FRN (d)	Aaa/AAA	4,767,385
2,729	Denver Arena Trust, 6.94%, 11/15/19 (d)	NR/NR	2,712,557
93	EMC Mortgage Loan Trust, 5.329%, 5/25/40, FRN (d)	Aaa/AAA	93,362
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
10,667	5.339%, 10/25/34	Aaa/AAA	10,712,017
5,730	5.359%, 4/25/35	Aa1/AA+	5,746,960
27	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA	27,393
96	Freemont Home Loan Owner Trust, 5.749%, 12/25/29, FRN	Aaa/AAA	95,762
	Green Tree Financial Corp.,
7,423	6.18%, 4/1/30	Baa3/NR	7,165,745
6,293	6.81%, 12/1/27	Baa3/A−	6,289,681
1,808	6.87%, 4/1/30	Baa3/NR	1,795,189
1,000	7.06%, 2/1/31	NR/B	808,866
1,347	7.40%, 6/15/27	A2/AA+	1,390,408
519	7.55%, 1/15/29	NR/AA	540,421
21,500	GSAMP Trust, 5.119%, 1/25/36, FRN	Aaa/AAA	21,520,167
1,884	Home Equity Asset Trust, 5.039%, 5/25/36, FRN (d)	Aaa/AAA	1,883,641
14,000	IXIS Real Estate Capital Trust, 5.109%, 9/25/35, FRN	Aaa/AAA	14,010,427
5,268	Long Beach Mortgage Loan Trust, 5.909%, 3/25/32, FRN	Aa2/NR	5,344,840
500	Madison Avenue Manufactured Housing Contract, 6.409%, 3/25/32, FRN	Baa3/A+	501,857
2,075	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	2,084,748
376	Morgan Stanley ABS Capital I, 5.299%, 8/25/33, FRN	Aaa/AAA	376,829
	Residential Asset Mortgage Products, Inc.,
4,393	5.059%, 5/25/35, FRN	Aaa/AAA	4,395,714
709	5.299%, 11/25/33, FRN	Aaa/AAA	709,425
5,000	5.634%, 1/25/34	Aaa/AAA	4,996,509
2,000	5.90%, 7/25/34	Aaa/AAA	1,994,404
	Residential Asset Securities Corp.,
3,000	5.389%, 3/25/35, FRN	Aa2/AA	3,007,888
425	7.14%, 4/25/32	A2/A	431,219
5,733	8.195%, 2/25/31	NR/AAA	5,736,958
4,000	SACO I, Inc., 5.339%, 11/25/35, CMO, FRN	Aaa/AAA	4,003,863
886	Structured Asset Securities Corp., 5.039%, 1/25/35, FRN	Aaa/AAA	887,004
2,938	Terwin Mortgage Trust, 5.139%, 7/25/36, FRN	NR/AAA	2,943,020
8,518	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	8,412,615
	Total Asset-Backed Securities (cost–$161,566,268)		160,434,684

28 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
MUNICIPAL BONDS–0.9%
California–0.4%
$5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A	Aa3/AA−	$5,096,100
New York–0.5%
5,000	New York City Municipal Water Finance Auth. Rev.,
	5.00%, 6/15/35, Ser. A	Aa2/AA+	5,116,900
	Total Municipal Bonds (cost–$9,854,353)		10,213,000
SHORT-TERM INVESTMENTS–23.3%
U.S. Government Agency Securities–10.0%
	Fannie Mae,
3,100	4.669%, 5/1/06	Aaa/AAA	3,100,000
112,000	4.745%, 7/17/06	Aaa/AAA	110,762,400
	Total U.S. Government Agency Securities (cost–$113,963,309)		113,862,400
Commercial Paper–2.6%
Banking–2.6%
30,000	Fortis Funding, 4.81%, 6/22/06 (cost–$29,791,567)	P-1/A-1+	29,791,567
U.S. Treasury Bills (j)–0.2%
1,630	4.50%, 6/15/06 (cost–$1,620,831)		1,620,831
Asset-Backed Securities–0.0%
10,940	Bear Stearns Asset Backed Securities, Inc., 5.00%, 3/25/07, IO, VRN (b)	NR/AAA	440,827
2,000	NPF XII, Inc., 2.763%, 11/1/03, FRN (b)(d)(f)(g)	NR/NR	—
	Total Asset-Backed Securities (cost–$2,055,445)		440,827
Repurchase Agreements–10.5%
	Credit Suisse First Boston,
88,300	dated 4/28/06, 4.65%, due 5/1/06,
	proceeds $88,334,216; collateralized by
	U.S. Treasury Notes, 4.50%, 2/15/09,
	valued at $90,584,884 including accrued interest		88,300,000
26,000	dated 4/28/06, 4.62%, due 5/1/06,
	proceeds $26,010,010; collateralized by
	U.S. Treasury Notes, 3.00%, 2/15/09,
	valued at $26,708,201 including accrued interest		26,000,000
4,633	State Street Bank & Trust Co.,
	dated 4/28/06, 4.40%, due 5/1/06,
	proceeds $4,634,699; collateralized by
	Fannie Mae, 2.625%, 11/15/06, valued at
	$4,730,420 including accrued interest		4,633,000
	Total Repurchase Agreements (cost–$118,933,000)		118,933,000
	Total Short-Term Investments (cost–$266,364,152)		264,648,625

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 29

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Contracts/ Notional Amount			Value
OPTIONS PURCHASED (k)–0.0%
Put Options–0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
363	strike price $92.25, expires 3/19/07		$2,269
405	strike price $92.50, expires 12/18/06		2,531
600	strike price $94, expires 6/19/06		3,750
	Fannie Mae, 5.50%, Over the Counter (b)(d),
358,000,000	strike price $88, expires 6/6/06		716
380,000,000	strike price $91, expires 6/6/06		11,020
	Total Options Purchased (cost–$103,232)		20,286
	Total Investments (cost–$2,831,966,311)	246.9%	2,807,400,701
	Liabilities in excess of other assets	(146.9)	(1,670,380,347)
	Net Assets	100.0%	$1,137,020,354

30 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. TREASURY BONDS & NOTES–142.9%
	U.S. Treasury Bonds,
$ 600	4.50%, 2/15/36 (e)		$539,391
100	6.625%, 2/15/27		116,398
	U.S. Treasury Inflation Indexed Bonds & Notes (i),
14,526	0.875%, 4/15/10		13,818,627
1,977	1.625%, 1/15/15		1,864,043
15,578	1.875%, 7/15/13		15,138,436
13,585	1.875%, 7/15/15		13,046,911
3,871	2.00%, 1/15/14		3,778,654
3,268	2.00%, 7/15/14		3,185,514
21,173	2.00%, 7/15/14 (e)		20,641,198
9,410	2.00%, 1/15/26		8,753,023
100	2.375%, 4/15/11		100,762
22,241	2.375%, 1/15/25		21,980,050
18,896	3.00%, 7/15/12		19,701,502
3,082	3.50%, 1/15/11		3,265,035
24,267	3.625%, 1/15/08 (e)		25,009,396
15,232	3.625%, 4/15/28		18,334,972
23,358	3.875%, 1/15/09 (e)		24,525,873
1,511	3.875%, 4/15/29		1,896,480
16,839	4.25%, 1/15/10 (e)		18,135,210
200	U.S. Treasury Notes, 4.25%, 11/15/14		189,117
	Total U.S. Treasury Bonds & Notes (cost–$218,896,400)		214,020,592
U.S. GOVERNMENT AGENCY SECURITIES–4.5%
	Fannie Mae,
70	4.951%, 10/1/44, FRN, MBS	Aaa/AAA	70,615
6,800	5.50%, 5/1/36 (e)	NR/NR	6,604,500
	Total U.S. Government Agency Securities (cost–$6,720,037)		6,675,115
CORPORATE BONDS & NOTES–1.2%
	Financial Services–1.2%
800	Ford Motor Credit Co., 5.80%, 1/12/09	Ba2/BB−	724,555
100	General Electric Capital Corp., 4.93%, 12/12/08, FRN	Aaa/AAA	100,096
700	General Motors Acceptance Corp., 6.875%, 9/15/11	Ba1/BB	656,476
100	Rabobank Nederland, 5.088%, 1/15/09, FRN (d)	Aaa/AAA	100,031
300	Wachovia Bank N.A., 4.893%, 12/2/10, FRN	Aa2/AA−	300,260
	Total Corporate Bonds & Notes (cost–$1,890,470)		1,881,418
MORTGAGE-BACKED SECURITIES–0.3%
82	Countrywide Home Loan Mortgage Pass-Through Trust,
	5.299%, 6/25/35, CMO, FRN (d)	Aaa/AAA	82,745
360	GSR Mortgage Loan Trust, 4.54%, 9/25/35, CMO, FRN	NR/AAA	351,685
	Total Mortgage-Backed Securities (cost–$439,992)		434,430

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 31

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
ASSET-BACKED SECURITIES–0.1%
$ 92	Merrill Lynch Mortgage Investors, Inc., 5.039%, 1/25/37, FRN	Aaa/AAA	$92,222
90	Soundview Home Equity Loan Trust, 5.029%, 2/25/36, FRN	Aaa/AAA	89,896
	Total Asset-Backed Securities (cost–$182,044)		182,118
MUNICIPAL BONDS–0.1%
100	New York City Municipal Water Finance Auth. Rev.,
	4.75%, 6/15/38, Ser. D (cost–$101,041)	Aa2/AA+	98,536
SHORT-TERM INVESTMENTS–16.5%
	Sovereign Debt Obligations–14.0%
	Belgium–0.1%
€ 70	Belgium Treasury Bill, 2.534%, 6/15/06	NR/NR	87,896
	France–12.9%
€ 15,470	France Treasury Bill BTF, 2.487%-2.872%, 5/24/06-9/28/06	NR/NR	19,322,098
	Germany–0.2%
€ 260	German Treasury Bill, 2.653%-2.668%, 8/16/06	NR/NR	324,938
	Spain–0.8%
€ 1,000	Spain Letras del Tesoro, 2.503%, 6/23/06	Aaa/NR	1,254,814
	Total Sovereign Debt Obligations (cost–$20,418,801)		20,989,746
	Corporate Notes–0.5%
	Financial Services–0.2%
$ 300	Atlantic & Western Ltd., 10.99%, 1/9/07, Ser. A, FRN (b)(d)	NR/BB+	297,111
	Hotels/Gaming–0.3%
400	Park Place Entertainment Corp., 9.375%, 2/15/07	Ba1/BB+	411,500
	Total Corporate Notes (cost–$713,595)		708,611
	U.S. Treasury Bills (j)–0.5%
710	4.48%-4.585%, 6/1/06-6/15/06 (cost–$706,085)		706,085
	U.S. Treasury Notes (i)–0.1%
125	U.S. Treasury Inflation Indexed Notes,
	3.375%, 1/15/07 (cost–$126,546)		126,924
	Repurchase Agreement–1.4%
2,186	State Street Bank & Trust Co.,
	dated 4/28/06, 4.40%, due 5/1/06, proceeds $2,186,802; collateralized by Fannie Mae, 2.75%, 8/11/06, valued at $2,232,781 including accrued interest (cost–$2,186,000)		2,186,000
	Total Short-Term Investments (cost–$24,151,027)		24,717,366

32 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Contracts			Value
OPTIONS PURCHASED (k)–0.0%
	Put Options–0.0%
	Japanese Yen, Over the Counter (b)(d),
1,900,000	strike price ¥114, expires 7/3/06		$36,767
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
114	strike price $101, expires 5/26/06		1,781
115	strike price $102, expires 5/26/06		1,797
	Total Options Purchased (cost–$24,217)		40,345
	Total Investments before options written (cost– $252,405,228)–165.6%		248,049,920
OPTIONS WRITTEN (k)–(0.0)%
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
5	strike price $110, expires 5/26/06		(78)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
5	strike price $107, expires 5/26/06		(7,500)
	Total Options Written (premiums received–$5,436)		(7,578)
	Total Investments net of options written (cost–$252,399,792)	165.6%	248,042,342
	Liabilities in excess of other assets	(65.6)	(98,301,507)
	Net Assets	100.0%	$149,740,835

Notes to Schedules of Investments:

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2006.

(f)	Security in default.

(g)	Fair-valued security.

(h)	Principal Amount is less than $500.

(i)	Inflationary Bonds – Principal amount of security is adjusted for inflation.

(j)	All or partial amount pledged as collateral for futures contracts, written options, when-issued or delayed-delivery securities.

(k)	Non-income producing.

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 33

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Glossary:

€ – Euros

ABS – Asset-Backed Security

ADR – American Depositary Receipt

BTF – French fixed treasury bills issued for less than one year.

CAD – Canadian Dollar

CBO – Collateralized Bond Obligation

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2006.

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

NR – Not Rated

UNIT – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2006.

34 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C, M, R
Statements of Assets and Liabilities
April 30, 2006 (unaudited)

	Series C	Series M	Series R
Assets:
Investments, at value (cost-$1,542,595,877, $2,831,966,311 and $252,405,228, respectively)	$1,540,084,247	$2,807,400,701	$248,049,920
Cash (including foreign currency for Series C and Series R with a value and cost of $68,579 and $400,150 and $66,778 and $399,760, respectively)	68,612	6,200	400,692
Interest and dividend receivable	10,593,251	3,341,239	1,744,297
Unrealized appreciation on swaps	7,761,801	845,988	202,685
Receivable for shares of beneficial interest sold	4,841,106	4,870,019	504,990
Unrealized appreciation on forward foreign currency contracts	4,169,776	—	118,230
Receivable for investments sold	3,054,207	347,960,015	—
Premium for swap purchased	791,907	79,200	44,482
Receivable for variation margin on futures contracts	298,347	134,813	48,319
Total Assets	1,571,663,254	3,164,638,175	251,113,615
Liabilities:
Payable for investments purchased	400,683,804	1,999,088,086	97,519,111
Premium on swaps sold	6,470,425	145,460	64,924
Unrealized depreciation on swaps	9,582,173	470,091	14,751
Unrealized depreciation on forward foreign currency contracts	5,555,926	—	430,370
Dividends payable	4,162,236	4,539,973	505,997
Payable for short sales (proceeds of $3,053,984 and $21,852,441, respectively)	3,043,813	21,909,375	—
Payable for shares of beneficial interest redeemed	1,445,077	1,464,836	2,802,236
Options written, at value (premiums received of $238,964, $0 and $5,436)	109,329	—	7,578
Payable for variation margin on futures contracts	—	—	27,813
Total Liabilities	431,052,783	2,027,617,821	101,372,780
Net Assets	$1,140,610,471	$1,137,020,354	$149,740,835
Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$100,759	$104,370	$15,083
Paid-in-capital in excess of par	1,158,082,314	1,184,552,373	156,292,129
Undistributed (dividends in excess of) net investment income	1,794,410	(864,659)	(387)
Accumulated net realized loss	(9,255,143)	(20,681,734)	(2,486,490)
Net unrealized depreciation of investments, futures contracts, options written, swaps and other assets and liabilities denominated in foreign currency	(10,111,869)	(26,089,996)	(4,079,500)
Net Assets	$1,140,610,471	$1,137,020,354	$149,740,835
Shares Outstanding	100,759,247	104,370,094	15,083,132
Net Asset Value, Offering Price and Redemption Price Per Share	$11.32	$10.89	$9.93

See accompanying Notes to Financial Statements | 4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 35

Fixed Income SHares—Series C, M, R
Statements of Operations
For the six months ended April 30, 2006 (unaudited)

	Series C	Series M	Series R
Investment Income:
Interest	$24,130,539	$25,237,864	$3,080,554
Dividends	155,536	7,875	—
Total Investment Income	24,286,075	25,245,739	3,080,554
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,653,579)	(23,195,928)	(1,917,304)
Futures contracts	(1,926,832)	(1,152,150)	(82,997)
Options written	1,510,700	290,763	60,694
Swaps	10,236,158	4,019,676	232,570
Foreign currency transactions	(2,121,573)	40,877	(81,821)
Net change in unrealized appreciation/depreciation of:
Investments	2,527,411	400,944	(2,338,137)
Futures contracts	(1,560,089)	(418,693)	464,204
Options written	(246,843)	(6,387)	26,629
Swaps	(8,346,266)	(2,899,388)	(17,290)
Foreign currency transactions	(2,704,755)	(108,264)	(320,244)
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(13,285,668)	(23,028,550)	(3,973,696)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$11,000,407	$2,217,189	$(893,142)

36 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C
Statement of Changes in Net Assets

	Six Months ended April 30, 2006 (unaudited)	Year ended October 31, 2005
Investment Operations:
Net investment income	$24,286,075	$31,166,878
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(2,955,126)	13,523,542
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(10,330,542)	(18,116,027)
Net increase in net assets resulting from investment operations	11,000,407	26,574,393
Dividends and Distributions to Shareholders from:
Net investment income	(40,760,581)	(34,208,506)
Net realized gains	—	(20,054,520)
Total dividends and distributions to shareholders	(40,760,581)	(54,263,026)
Capital Share Transactions:
Net proceeds from the sale of shares	347,129,544	549,865,399
Cost of shares redeemed	(125,932,355)	(148,178,542)
Net increase in net assets from capital share transactions	221,197,189	401,686,857
Total increase in net assets	191,437,015	373,998,224
Net Assets:
Beginning of period	949,173,456	575,175,232
End of period (including undistributed net investment income of $1,794,410 and $18,268,916, respectively)	$1,140,610,471	$949,173,456
Shares Issued and Redeemed:
Issued	30,139,168	46,326,796
Redeemed	(10,916,794)	(12,475,884)
Net Increase	19,222,374	33,850,912

See accompanying Notes to Financial Statements | 4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 37

Fixed Income SHares—Series M
Statement of Changes in Net Assets

	Six Months ended April 30, 2006 (unaudited)	Year ended October 31, 2005
Investment Operations:
Net investment income	$ 25,245,739	$ 29,093,364
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(19,996,762)	5,523,907
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(3,031,788)	(27,752,535)
Net increase in net assets resulting from investment operations	2,217,189	6,864,736
Dividends and Distributions to Shareholders from:
Net investment income	(26,491,703)	(30,923,890)
Net realized gains	—	(22,562,551)
Total dividends and distributions to shareholders	(26,491,703)	(53,486,441)
Capital Share Transactions:
Net proceeds from the sale of shares	348,567,474	561,553,070
Cost of shares redeemed	(129,469,161)	(142,426,726)
Net increase in net assets from capital share transactions	219,098,313	419,126,344
Total increase in net assets	194,823,799	372,504,639
Net Assets:
Beginning of period	942,196,555	569,691,916
End of period (including undistributed (dividends in excess of) net investment income of $(864,659) and $381,305, respectively)	$1,137,020,354	$942,196,555
Shares Issued and Redeemed:
Issued	31,293,515	49,153,193
Redeemed	(11,618,471)	(12,460,770)
Net Increase	19,675,044	36,692,423

38 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Statement of Changes in Net Assets

	Six Months ended April 30, 2006 (unaudited)	Year ended October 31, 2005
Investment Operations:
Net investment income	$3,080,554	$3,836,375
Net realized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(1,788,858)	(591,794)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(2,184,838)	(2,000,665)
Net increase (decrease) in net assets resulting from investment operations	(893,142)	1,243,916
Dividends and Distributions to Shareholders from:
Net investment income	(3,181,113)	(3,838,910)
Net realized gains	—	(15,918)
Total dividends and distributions to shareholders	(3,181,113)	(3,854,828)
Capital Share Transactions:
Net proceeds from the sale of shares	63,678,995	148,701,735
Cost of shares redeemed	(45,313,258)	(13,755,725)
Net increase in net assets from capital share transactions	18,365,737	134,946,010
Total increase in net assets	14,291,482	132,335,098
Net Assets:
Beginning of period	135,449,353	3,114,255
End of period (including undistributed (dividends in excess of) net investment income of $(387) and $100,172, respectively)	$149,740,835	$135,449,353
Shares Issued and Redeemed:
Issued	6,308,166	14,309,606
Redeemed	(4,505,837)	(1,328,997)
Net Increase	1,802,329	12,980,609

See accompanying Notes to Financial Statements | 4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 39

Fixed Income SHares—Series C, M
Financial Highlights
For a share outstanding throughout each period:

	Six Months ended April 30, 2006 (unaudited)		Year ended October 31,
Series C:			2005		2004		2003		2002	2001
Net asset value, beginning of period	$11.64		$12.06		$11.62		$10.51		$11.35	$10.12
Investment Operations:
Net investment income	0.25		0.48		0.49		0.71		0.73	0.75
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.11)		0.04		0.64		1.16		(0.62)	1.31
Total from investment operations	0.14		0.52		1.13		1.87		0.11	2.06
Dividends and Distributions to Shareholders from:
Net investment income	(0.46)		(0.54)		(0.51)		(0.71)		(0.72)	(0.75)
Net realized gains	—		(0.40)		(0.18)		(0.05)		(0.23)	(0.08)
Total dividends and distributions to shareholders	(0.46)		(0.94)		(0.69)		(0.76)		(0.95)	(0.83)
Net asset value, end of period	$11.32		$11.64		$12.06		$11.62		$10.51	$11.35
Total Investment Return (1)	1.22%		4.42%		10.14%		18.16%		1.06%	21.09%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,140,610		$949,173		$575,175		$374,097		$205,881	$51,541
Ratio of operating expenses to average net assets (3)	0.00	%(4)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00%	0.00%
Ratio of net investment income to average net assets (3)	4.72	%(4)	4.08%		4.16%		6.11%		6.78%	6.53%
Portfolio turnover	278%		510%		180%		297%		332%	605%
Series M:
Net asset value, beginning of period	$11.12		$11.87		$11.48		$11.75		$11.53	$10.45
Investment Operations:
Net investment income	0.27		0.44		0.37		0.51		0.52	0.69
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.22)		(0.29)		0.65		0.23		0.62	1.26
Total from investment operations	0.05		0.15		1.02		0.74		1.14	1.95
Dividends and Distributions to Shareholders from:
Net investment income	(0.28)		(0.46)		(0.43)		(0.51)		(0.52)	(0.69)
Net realized gains	—		(0.44)		(0.20)		(0.50)		(0.40)	(0.18)
Total dividends and distributions to shareholders	(0.28)		(0.90)		(0.63)		(1.01)		(0.92)	(0.87)
Net asset value, end of period	$10.89		$11.12		$11.87		$11.48		$11.75	$11.53
Total Investment Return (1)	0.45%		1.32%		9.17%		6.67%		10.65%	19.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,137,020		$942,197		$569,692		$368,612		$215,803	$51,574
Ratio of operating expenses to average net assets (3)	0.00	%(4)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00%	0.00%
Ratio of net investment income to average net assets (3)	4.88	%(4)	3.85%		3.21%		4.43%		4.54%	5.65%
Portfolio turnover	420%		706%		894%		750%		722%	870%

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the years ended October 31, 2005, 2004 and 2003 would be 0.05%, 0.01% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C and Series M, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

(4)	Annualized.

40 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Fixed Income SHares — Series R
Financial Highlights
For a share outstanding throughout each period:

Series R:	Six Months ended April 30, 2006 (unaudited)		Year ended October 31, 2005	For the Period April 15, 2004* through October 31, 2004
Net asset value, beginning of period	$10.20		$10.37	$10.00
Investment Operations:
Net investment income	0.21		0.50	0.26
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.26)		(0.16)	0.37
Total from investment operations	(0.05)		0.34	0.63
Dividends and Distributions to Shareholders from:
Net investment income	(0.22)		(0.50)	(0.26)
Net realized gains	—		(0.01)	—
Total dividends and distributions to shareholders	(0.22)		(0.51)	(0.26)
Net asset value, end of period	$9.93		$10.20	$10.37
Total Investment Return (1)	(0.45)%		3.30%	6.41%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$149,741		$135,449	$3,114
Ratio of operating expenses to average net assets (3)	0.00	%(2)	0.00%	0.00	%(2)
Ratio of net investment income to average net assets (3)	4.23	%(2)	5.28%	4.72	%(2)
Portfolio turnover	224%		175%	23%

*	Commencement of operations.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Annualized.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

See accompanying Notes to Financial Statements | 4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 41

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies

Fixed Income SHares (the ‘‘Trust’’), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series M, Series R (the ‘‘Portfolios’’), and the Allianz Dresdner Daily Asset Fund. These financial statements relate to Series C, Series M and Series R. The financial statements for Allianz Dresdner Daily Asset Fund are provided separately. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’) serves as the Portfolio's Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Under the Trust's organizational documents, the Portfolios' officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Portfolios that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Portfolios:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’.) Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolios’ net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage- and asset- backed securities are recorded as adjustments to interest income in the Statement of Operations.

42 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Federal Income Taxes

The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(e) Foreign Currency Translation

The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Option Transactions

The Portfolios may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Portfolios purchasing a security at a price different from the current market value.

(g) Interest Rate/Credit Default Swaps

The Portfolios may enter into interest rate and credit default swap contracts (‘‘swaps’’) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Portfolios would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 43

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolios would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolios would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolios would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Portfolios would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of net realized gain (loss) and or change in unrealized appreciation/depreciation on the Statements of Operations.

Swaps are marked to market daily based upon quotations from counterparties, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolios' Statements of Operations. For a credit default swap sold by the Portfolios, payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolios, the agreed upon amount received by the Portfolios in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolios.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(i) Forward Foreign Currency Contracts — Series C, Series R

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Series C and Series R may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. These portfolios may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the

44 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these forward foreign currency contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolios’ Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds

Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(k) Repurchase Agreements

The Portfolios enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (‘‘repurchase agreements’’). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consist primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(l) When-Issued/Delayed-Delivery Transactions

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Portfolios do not participate in future gains and losses with respect to the security.

(m) Stripped Mortgage Backed Securities (‘‘SMBS’’)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolios may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(n) Restricted Securities

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales

Series C and Series M entered into short sales transactions during the six months ended April 30, 2006. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Senior Loans

The Portfolios may purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the ‘‘Agent’’) for a lending syndicate of financial institutions (the ‘‘Lender’’). When purchasing an assignment, the Portfolios succeed all the rights

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 45

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

2. Investment Manager/Sub-Adviser/Administrator & Distributor

(a) Investment Manager/Sub-Adviser

The Investment Manager serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs the Sub-Adviser, an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (‘‘Administration Agreement’’) with the Trust. The administrator's responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, accounting, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor

Allianz Global Investors Distributors LLC (‘‘the Distributor’’), an affiliate of the Investment Manager, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.

3. Investment in Securities

Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2006, were:

	U.S. Government Agency		All Other
	Purchases	Sales	Purchases	Sales
Series C:	$3,214,438,231	$3,246,963,295	$198,809,841	$235,738,098
Series M:	10,990,024,840	10,605,843,869	104,231,562	23,393,390
Series R:	476,128,493	405,931,821	3,523,968	2,636,449

46 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

(a) Futures contracts outstanding at April 30, 2006:

Series C:	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Financial Future Euro — 90 day	$838	9/18/06	$(360,125)
Financial Future Euro — 90 day	1,500	6/18/07	(606,276)
Financial Future Euro — 90 day	1,665	9/17/07	(870,515)
Financial Future Euro — 90 day	3,778	12/17/07	(717,348)
U.S. Treasury Notes 10 yr. Futures	1	6/21/06	(2,422)
U.S. Treasury Bond Futures	64	6/21/06	(385,000)
			$(2,941,686)

Series M:	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long: Financial Future Euro — 90 day	$1,288	6/19/06	$(817,375)
Financial Future Euro — 90 day	1,738	12/18/06	(578,224)
Financial Future Euro — 90 day	450	3/19/07	(447,750)
			$(1,843,349)

Series R:	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euro Bond 10 yr., 6% Future	$3	6/30/06	$(3,589)
U.S. Treasury Notes 5 yr. Futures	63	6/30/06	(64,101)
U.S. Treasury Notes 10 yr. Futures	279	6/21/06	(249,469)
Short: U.S. Treasury Bond Futures	(241)	6/21/06	724,281
			$407,122

(b) Transactions in options written for the six months ended April 30, 2006:

Series C:	Contracts	Premiums
Options outstanding, October 31, 2005	2,776	$1,130,353
Options written	6,402,300	619,311
Options terminated in closing purchase transactions	(2,616)	(1,083,373)
Options expired	(1,880)	(427,327)
Options outstanding, April 30, 2006	6,400,580	$238,964

Series M:	Contracts	Premiums
Options outstanding, October 31, 2005	1,400	$290,762
Options terminated in closing purchase transactions	(1,400)	(290,762)
Options outstanding, April 30, 2006	—	$0

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 47

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

Series R:	Contracts	Premiums
Options outstanding, October 31, 2005	58	$18,260
Options written	274	64,585
Options terminated in closing purchase transactions	(58)	(16,031)
Options exercised	(54)	(16,715)
Options expired	(210)	(44,663)
Options outstanding, April 30, 2006	10	$5,436

(c) Credit default swaps contracts outstanding at April 30, 2006:

Series C:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs Ford Motor Credit	$5,000	9/20/06	1.45%	$(23,605)
Ford Motor Credit	10,000	6/20/07	4.65%	194,245
Ford Motor Credit	5,000	6/20/07	4.65%	97,122
GMAC	10,000	6/20/06	4.25%	83,244
GMAC	5,000	6/20/06	2.80%	22,473
GMAC	1,600	6/20/06	3.50%	10,150
International Paper	3,000	6/20/10	0.78%	48,645
Washington Mutual	4,600	6/20/16	(0.39)%	20,361
Lehman Brothers GMAC	2,000	6/20/06	4.20%	16,385
Merrill Lynch Apache	4,500	6/20/10	0.39%	39,119
Canadian National Resources	1,800	3/20/10	0.32%	6,533
Ford Motor Credit	1,100	9/20/10	3.80%	(31,708)
General Electric Credit	1,800	6/20/10	0.30%	12,547
Phelps Dodge	3,000	6/20/10	0.73%	56,405
XTO Energy	1,300	3/20/10	0.38%	7,198
Morgan Stanley Altria Group	2,500	12/20/10	0.95%	48,398
Conoco	4,700	3/20/11	0.23%	(16)
GMAC	5,000	9/20/06	1.60%	(20,773)
Time Warner	5,000	9/20/10	0.58%	53,476
				$640,199

Series R:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs Ford Motor Credit	$500	9/20/07	2.30%	$(8,373)
GMAC	300	6/20/11	3.40%	1,727
				$(6,646)

48 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at April 30, 2006:

Series C:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$321,000	6/15/06	3 month LIBOR	3.00%	$(1,118,322)
Goldman Sachs	38,500	6/15/16	5.00%	3 month LIBOR	1,293,519
Lehman Brothers	700,000	6/21/07	3 month LIBOR	4.00%	(5,211,570)
Lehman Brothers	149,400	6/21/11	5.00%	3 month LIBOR	2,585,322
Lehman Brothers	121,200	6/21/13	5.00%	3 month LIBOR	3,107,083
Lehman Brothers	1,600	6/21/16	5.00%	3 month LIBOR	53,725
Merrill Lynch	586,000	6/18/10	3 month LIBOR	5.00%	(3,176,179)
Merrill Lynch	700	12/15/24	6.00%	3 month LIBOR	5,851
					$(2,460,571)

Series M:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Lehman Brothers	$33,000	6/21/13	5.00%	3 month LIBOR	$845,988
Lehman Brothers	14,000	6/21/16	3 month LIBOR	5.00%	(470,091)
					$375,897

Series R:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Portfolio	Payments received by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs	$500	6/21/08	3 month LIBOR	5.00%	$(3,189)
Goldman Sachs	€600	6/17/15	4.50%	6 month EURIBOR	28,754
Goldman Sachs	$3,900	6/21/16	5.00%	3 month LIBOR	131,032
Lehman Brothers	1,000	6/21/11	5.00%	3 month LIBOR	17,305
Lehman Brothers	800	6/21/13	5.00%	3 month LIBOR	20,509
Lehman Brothers	100	6/21/16	5.00%	3 month LIBOR	3,358
Morgan Stanley	500	6/21/08	3 month LIBOR	5.00%	(3,189)
					$194,580

EURIBOR – European Union Interbank Offered Rate

LIBOR – London Interbank Offered Rate

Series C and Series M received $500,000 and $500,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 49

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2006:

Series C:

	U.S. $ Value Origination Date	U.S. $ Value April 30, 2006	Unrealized Appreciation (Depreciation)
Purchased:
1,676,560 Brazilian Real settling 7/31/06	$724,999	$780,914	$55,915
547,000 Brazilian Real settling 8/7/06	248,919	254,349	5,430
315,000 British Pound Sterling settling 5/3/06	552,679	572,601	19,922
315,000 British Pound Sterling settling 6/15/06	567,806	572,940	5,134
1,200,000 Canadian Dollar settling 5/3/06	1,068,617	1,071,051	2,434
400,455,000 Chilean Peso settling 7/31/06	758,689	777,035	18,346
111,000,000 Chilean Peso settling 8/17/06	208,138	215,351	7,213
73,940,000 Euro settling 7/31/06	92,691,036	93,688,214	997,178
25,496,000 Indian Rupee settling 8/24/06	568,093	565,317	(2,776)
8,190,000 Indian Rupee settling 9/20/06	181,395	181,433	38
10,741,622,800 Japanese Yen settling 5/15/06	91,456,765	94,288,108	2,831,343
8,600,000 Mexican Peso settling 8/31/06	808,955	768,957	(39,998)
3,035,000 Mexican Peso settling 9/20/06	282,129	271,008	(11,121)
316,000 Peruvian Nouveau Sol settling 5/22/06	96,092	95,106	(986)
2,414,000 Peruvian Nouveau Sol settling 8/21/06	733,070	724,116	(8,954)
316,000 Peruvian Nouveau Sol settling 9/13/06	94,639	94,709	70
2,598,000 Polish Zloty settling 5/24/06	815,520	845,891	30,371
331,000 Polish Zloty settling 9/29/06	103,438	108,207	4,769
576,000 Russian Ruble settling 7/31/06	91,977	94,590	2,613
2,652,000 Russian Ruble settling 8/7/06	94,176	97,376	3,200
23,088,000 Russian Ruble settling 9/22/06	834,405	847,430	13,025
153,000 Singapore Dollar settling 7/26/06	94,854	97,121	2,267
1,092,000 Singapore Dollar settling 8/24/06	674,782	694,144	19,362
155,000 Singapore Dollar settling 9/21/06	96,231	98,660	2,429
25,166,000 Slovakian Koruna settling 9/5/06	815,357	852,921	37,564
3,016,000 Slovakian Koruna settling 9/29/06	98,241	102,302	4,061
2,596,750 South African Rand settling 5/4/06	425,000	428,666	3,666
2,596,750 South African Rand settling 11/2/06	416,421	424,429	8,008
197,700,000 South Korean Won settling 7/26/06	201,941	210,128	8,187
108,905,000 South Korean Won settling 8/24/06	112,925	115,837	2,912
661,014,000 South Korean Won settling 9/21/06	681,458	703,592	22,134
3,104,000 Taiwan Dollar settling 8/24/06	97,702	98,650	948
3,003,000 Taiwan Dollar settling 9/21/06	94,523	95,720	1,197
Sold:
315,000 British Pound Sterling settling 5/3/06	567,477	572,601	(5,124)
1,200,000 Canadian Dollar settling 5/3/06	1,029,438	1,071,051	(41,613)
1,200,000 Canadian Dollar settling 6/15/06	1,069,816	1,072,315	(2,499)
202,610,000 Euro settling 5/25/06	250,297,507	255,717,315	(5,419,808)
9,062,400,000 Japanese Yen settling 6/19/06	80,000,000	79,939,960	60,040

50 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

	U.S. $ Value Origination Date	U.S. $ Value April 30, 2006	Unrealized Appreciation (Depreciation)
316,000 Peruvian Nouveau Sol settling 5/22/06	$94,700	$95,106	$(406)
2,414,000 Peruvian Nouveau Sol settling 8/21/06	711,202	724,116	(12,914)
316,000 Peruvian Nouveau Sol settling 9/13/06	93,215	94,709	(1,494)
2,596,750 South African Rand settling 5/4/06	420,433	428,666	(8,233)
			$(1,386,150)

Series R:

	U.S. $ Value Origination Date	U.S. $ Value April 30, 2006	Unrealized Appreciation (Depreciation)
Purchased:
1,311,000 Euro settling 7/31/06	$1,643,467	$1,661,147	$17,680
300,598,000 Japanese Yen settling 5/15/06	2,569,025	2,638,597	69,572
77,761,000 Japanese Yen settling 5/23/06	678,544	683,353	4,809
294,000 Slovakian Koruna settling 9/29/06	9,576	9,972	396
975,000 Swiss Franc settling 6/6/06	761,566	787,339	25,773
Sold:
16,082,000 Euro settling 5/25/06	19,866,979	20,297,349	(430,370)
			$(312,140)

(f) Short sales outstanding at April 30, 2006:

Series C:

Type	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association	5.50%	5/1/36	$3,100,000	$3,053,984	$3,043,813

Series M:

Type	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	5.00%	5/1/21	$22,500,000	$21,852,441	$21,909,375

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Series C	$1,542,595,877	$18,150,639	$20,662,269	$(2,511,630)
Series M	2,831,966,311	1,986,263	26,551,873	(24,565,610)
Series R	252,405,228	1,170,756	5,526,064	(4,355,308)

5. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 51

Fixed Income SHares—Series C, M, R
Notes to Financial Statements
April 30, 2006 (unaudited)

5. Legal Proceedings (continued)

funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolios.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing’’and‘‘revenue sharing/shelf space/directed brokerage,’’ which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolios. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or the affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory activities relating to the Portfolios.

The foregoing speaks only as of the date hereof.

52 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Fixed Income SHares—Series C, M, R
Matters Relating to the Trustees Consideration
of the Advisory and Sub-Advisory Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the ‘‘Trustees’’) and a majority of the non-interested (‘‘independent’’) Trustees, voting separately, approve the Trust's Investment Advisory Agreement (the ‘‘Advisory Agreement’’) with the Investment Manager and a Portfolio Management Agreement (the ‘‘Sub-Advisory Agreement’’ and together with the Advisory Agreement the ‘‘Agreements’’) with the Sub-Adviser, as it pertains to Series C, Series M and Series R (collectively, the ‘‘Portfolios’’) of the Trust. The Trustees met on February 15 and 16, 2006 (the ‘‘contract review meeting’’) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's Advisory Agreement and the Sub-Advisory Agreement should be approved for an interim period extending until June 30, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (ii) an estimate of the profitability to the Investment Manager from its relationship with the Portfolios for the twelve months ended December 31, 2005, (iii) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Portfolios, such as compliance monitoring and portfolio trading practices, and (iv) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Portfolios.

The Trustees conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreement, the Trustees met with the relevant investment advisory personnel from the Investment Manager and the Sub-Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing their portion of the Trust. The Trustees also took into account the time and attention that had been devoted by senior management to the Trust and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Trust and concluded that the human resources devoted by the Investment Manager and the Sub-Adviser to the Trust were appropriate to fulfill effectively the duties of the Investment Manager and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Investment Manager and Sub-Adviser since their inception, their significant financial resources, the Investment Manager's and Sub-Adviser's experience in managing the Trust, including their professional liability insurance coverage and the Investment Manager's assets under management and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreements.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Manager and Sub-Adviser in managing the Portfolios, as described in the Prospectuses. In this connection, the Trustees considered the Investment Manager's and Sub-Adviser's in-house research capabilities, including their ongoing forecasting of industry, sector and overall market movements, interest rates and the development of their ongoing outlook on the global economy, as well as other resources available to the Investment Manager's and Sub-Adviser's personnel, including research services available to the Investment Manager and Sub-Adviser as a result of securities transactions effected for the Trust and other investment advisory clients. The Trustees concluded that the Investment Manager's and Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Trust, given each Portfolio's investment objectives and policies.

4.30.06 | Fixed Income SHares — Series C, M, R Semi-Annual Report 53

Fixed Income SHares—Series C, M, R
Matters Relating to the Trustees Consideration
of the Advisory and Sub-Advisory Agreements
(unaudited)

The Trustees considered the scope of the services provided by the Investment Manager and Sub-Adviser to the Trust under the Advisory Agreement and Sub-Advisory Agreement, respectively, relative to services provided by third parties to other mutual funds and relative to services provided by the Investment Manager and Sub-Adviser to their other advisory clients. The Trustees noted that the Investment Manager's and Sub-Adviser's required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure the Trust's compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of past claims made by regulators and others against affiliates of the Investment Manager and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Manager's and Sub-Adviser's services to the Trust, as described above, was consistent with the Trust's operational requirements, including, in addition to the applicable investment objectives, compliance with the Trust's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Manager and Sub-Adviser designed to fulfill their fiduciary duty to the Trust with respect to possible conflicts of interest, including their codes of ethics , the procedures by which the Investment Manager and Sub-Adviser allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Manager and Sub-Adviser in these matters. The Trustees also confirmed information concerning standards of the Investment Manager and Sub-Adviser with respect to the execution of the Trust's transactions. The information considered by the Trustees included information regarding the Investment Manager and the Sub-Adviser, their personnel, policies and practices included in each of their respective Forms ADV.

The Trustees also considered the performance of the Portfolios compared with similar accounts managed by the Sub-Adviser. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Trust's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager's and Sub-Adviser's responses and efforts relating to the investment performance of the Portfolios.

In re-approving the agreements, the Trustees also gave substantial consideration to the fact that, with respect to the Portfolios, no fees are payable under either the Advisory Agreement with the Investment Manager or the Portfolio Management Agreement between the Investment Manager and the Sub-Adviser. The Trustees did consider, however, the amounts paid to the Investment Manager and the Sub-Adviser from the ‘‘wrap fee’’ paid by the sponsors of the wrap programs to the Investment Manager's affiliate, AGI Managed Accounts LLC, as well as the fees ‘‘imputed’’ to the Investment Manager and the Sub-Adviser, as disclosed in the Portfolios' Prospectus. Because the Portfolios did not pay fees directly, the Trustees did not consider the extent to which economies of scale would be realized due to the Portfolios' growth of assets, whether fee levels reflect economies of scale for the Portfolios' shareholders or comparisons of fees paid by the Portfolios with fees paid to other investment advisers or by other clients of the Investment Manager or the Sub-Adviser.

The Trustees also considered the profitability to the Investment Manager of the relationship of the Investment Manager and its affiliates to the Portfolios, and determined that such profitability was not excessive.. The Trustees considered the costs of the services provided under the Agreements, as well as the fees and profits, if any, expected to be realized by the Investment Manager, the Sub-Adviser and their affiliates from their relationship with the Portfolios.

The Trustees considered the fact that the Investment Manager and the Sub-Adviser may benefit from their relationship with the sponsors of wrap programs for which the Portfolios are an investment options. Such benefits include the receipt by their affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. The Trustees also took into account so-called ‘‘fallout benefits’’ to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as investment adviser and the fact that the Investment Manager and the Sub-Adviser will receive services from brokers who execute portfolio transactions for the Portfolios.

Based on the foregoing, the Trustees decided to continue to engage the Investment Manager and Sub-Adviser to serve as investment advisors for the Portfolios.

54 Fixed Income SHares — Series C, M, R Semi-Annual Report | 4.30.06

Trustees and Principal Officers

Robert E. Connor
    Trustee, Chairman of the Board of Trustees
Paul Belica
    Trustee
John J. Dalessandro II
    Trustee
David C. Flattum
    Trustee
Hans W. Kertess
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Secretary & Chief Legal Officer
Youse Guia
    Chief Compliance Officer

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

Allianz Dresdner Daily Asset Fund
Semi-Annual Report
April 30, 2006

This material is authorized for use only when preceded or accompanied by the current Fund’s prospectus.

This report, including the financial information herein, is transmitted to the shareholders of Allianz Dresdner Daily Asset Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Fixed Income SHares—Allianz Dresdner Daily Asset Fund
Letter to Shareholders

June 12, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Allianz Dresdner Daily Asset Fund (the ‘‘Fund’’) for the six months ended April 30, 2006.

The Federal Reserve Board continues to raise interest rates, but they appear to be getting close to being finished. Due to the nature of our business, we have to assume they will continue raising rates at each meeting because we have a cost of cash unlike other non-securities lending money market funds. We can not fall behind the fed funds rate because the securities lending clients invested in the fund could experience losses. Other funds that do not have a cost of cash merely risk falling behind an index.

Our cash management objective is to have the Fund’s yield reset as quickly as possible to reflect any changes in interest rates. At April 30, 2006, slightly in excess of 70% of the Fund’s portfolio was invested in floating rate securities. Approximately 50% of the total portfolio is invested in fed funds floaters. The balance not invested in floaters is invested in short-term commercial paper.

At the beginning of this reporting period, November 1, 2005, the Fund’s net assets were $548.6 million. At April 30, 2006, net assets stood at $1.525 billion. The duration of the portfolio, a key barometer during a rising interest rate environment, was 15 days.

Charles H. Dedekind, Portfolio Manager Dresdner Advisors LLC	John Bilello, Portfolio Manager Dresdner Advisors LLC

4.30.06 | Fixed Income Shares Semi-Annual Report 1

Allianz Dresdner Daily Asset Fund Performance & Statistics
April 30, 2006 (unaudited)

Primary Investments:

Money Market Instruments

Inception Date:

March 24, 2004

Net Assets:

$1.525 billion

Portfolio Managers:

John Bilello & Charles Dedekind

Total Return:
Six Months ended April 30, 2006	2.23%

Seven Day & Thirty Day Yields:
7 day yield	4.90%
7 day compounded yield	5.02%
30 day yield	4.86%
30 day compounded yield	4.97%

Money market funds are not insured or guaranteed by the FDIC or any other government agency and, although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Asset Allocation (% of Investments)

The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

Expense Example: Please refer to the ‘‘Important Information about the Fund’’ pages herein for an explanation of the information presented in the following Expense Example.

Expenses Paid during the Period* November 1, 2005 through April 30, 2006	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Annualized Expense Ratio based on the Period November 1, 2005 through April 30, 2006
Actual	$1,000	$1,022.30	0.05%	$0.25
Hypothetical	$1,000	$1,024.55	0.05%	$0.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

2 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 4.30.06

Allianz Dresdner Daily Asset Fund
Important Information about the Fund
(unaudited)

Proxy Voting — Since the Fund invests exclusively in non-voting securities, the Fund does not have proxy voting policies and procedures.

Form N-Q — The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarters of its fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s Performance & Statistics page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example:

As a Shareholder of the Fund you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses:

The first line of the expense table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing cost only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

4.30.06 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 3

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2006 (unaudited)

Principal Amount (000)		Value
CORPORATE BONDS & NOTES–46.6%
$ 1,500	Bank of America Corp., 5.02%, 6/6/06, Ser. 33, FRN	$ 1,502,227
60,000	Beta Finance, Inc., 4.975%, 5/1/06, FRN (a)	60,029,255
23,000	BMW US Capital LLC, 4.901%, 5/15/06, FRN (a)	23,000,000
72,000	CC USA, Inc., 4.975%, 5/1/06, FRN (a)	72,035,121
30,000	Chenye Finance LLC, 4.78%, 7/11/06, FRN (a)	29,994,329
	CIT Group, Inc., FRN,
38,235	4.949%, 5/15/06	38,294,210
5,000	5.04%, 5/1/06	5,000,900
	Countrywide Financial Corp., FRN,
25,000	4.77%, 5/3/06	25,000,000
5,365	5.188%, 7/11/06, Ser. A	5,367,926
60,000	Dorada Finance, Inc., 4.975%, 5/1/06, FRN (a)	60,029,907
10,000	General Electric Capital Corp., 5.195%, 5/1/06, FRN	10,000,823
	Goldman Sachs Group, Inc., Ser. B, FRN
5,000	4.866%, 5/2/06	5,000,723
3,300	5.06%, 6/30/06	3,303,054
50,000	Harrier Finance Funding LLC, 5.195%, 5/1/06, FRN (a)	50,026,436
2,000	Household Finance Corp., 4.87%, 5/9/06, FRN	2,002,350
	K2 USA LLC, FRN (a),
25,000	4.915%, 5/1/06	24,997,527
25,000	4.935%, 5/1/06	25,001,258
	Links Finance LLC, FRN (a),
20,000	4.910%, 5/1/06	19,999,416
20,000	4.915%, 5/1/06	19,998,033
10,000	4.930%, 5/1/06	9,999,377
30,000	Macquarie Bank Ltd., 4.939%, 5/22/06, FRN (a)	30,000,000
7,000	Merrill Lynch & Co., Inc., 5.055%, 6/19/06, Ser. C, FRN	7,008,614
	Morgan Stanley, FRN,
10,000	4.846%, 5/3/06	10,000,000
20,000	5.045%, 5/1/06, Ser. F	20,014,066
14,000	Northern Rock PLC, 4.866%, 5/3/06, FRN (a)	14,000,000
	Sigma Finance, Inc., FRN (a),
20,000	4.853%, 7/17/06	19,998,097
30,000	4.97%, 5/1/06	30,010,273
50,000	Tango Finance Corp., 4.06%, 5/1/06, FRN (a)	50,000,000
25,000	Unicredito Italiano Bank, 4.859%, 5/9/06, FRN	25,000,000
13,300	Wachovia Corp., 4.985%, 5/1/06, Ser. E, FRN	13,305,579
	Total Corporate Bonds & Notes (cost–$709,919,501)	709,919,501
COMMERCIAL PAPER–35.1%
	Adirondack Corp.,
15,000	4.81%, 5/1/06	15,000,000
35,000	4.99%, 7/12/06	34,650,700

4 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 4.30.06

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Value
$30,000	5.01%, 7/19/06	$ 29,670,175
5,000	5.04%, 7/24/06	4,941,200
15,000	Altius I Funding Corp., 4.81%, 5/3/06	14,995,992
	Bavaria TRR Corp.,
15,000	4.80%, 5/5/06	14,992,000
45,000	4.81%, 5/3/06	44,987,975
	Davis Square Funding Corp.,
30,000	4.81%, 5/5/06	29,983,967
20,000	5.04%, 7/21/06	19,773,200
	Goldman Sachs Group, Inc.,
30,000	5.01%, 7/18/06	29,674,350
22,800	5.04%, 7/24/06	22,531,872
25,000	Lakeside Funding LLC, 4.86%, 5/8/06	25,000,000
	Morrigan TRR Funding LLC,
20,000	5.01%, 5/18/06	19,933,200
40,000	5.03%, 5/22/06	39,882,633
60,000	Ormond Quay Funding LLC, 4.925%, 1/19/07	59,988,418
60,000	Park Sienna LLC, 4.85%, 5/4/06	59,975,750
	Sierra Madre Funding Ltd.,
20,000	4.83%, 7/7/06	19,994,633
30,000	4.97%, 7/7/06	29,722,508
20,000	5.04%, 7/21/06	19,773,200
	Total Commercial Paper (cost–$535,471,773)	535,471,773
MASTER NOTES–11.8%
60,000	Bank of America Corp., 4.945%, 5/1/06, FRN	60,000,000
60,000	Bear Stearns Co., Inc., 4.995%, 5/1/06, FRN	60,000,000
60,000	Citigroup Global Markets, Inc., 4.945%, 5/1/06, FRN	60,000,000
	Total Master Notes (cost–$180,000,000)	180,000,000
PROMISSORY NOTES–4.3%
	Goldman Sachs Group, Inc.,
55,000	4.985%, 1/23/07	55,000,000
10,000	4.995%, 6/23/06	10,000,000
	Total Promissory Notes (cost–$65,000,000)	65,000,000
ASSET-BACKED SECURITIES–2.1%
10,000	Cheyne High Grade ABS CDO Ltd., 4.74%, 5/10/06, FRN (a)	10,000,000
12,000	Permanent Financing PLC, 4.82%, 5/10/06, FRN (a)	12,000,000
10,000	Whitehawk CDO Funding Ltd., 4.93%, 6/15/06, FRN (a)	10,000,000
	Total Asset-Backed Securities (cost–$32,000,000)	32,000,000

4.30.06 | Allianz Dresdner Daily Asset Fund Semi-Annual Report 5

Allianz Dresdner Daily Asset Fund
Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal Amount (000)		Value
TIME DEPOSIT–0.1%
$ 2,136	Canadian Imperial Bank Grand Cayman, 4.85%, 5/1/06 (cost–$2,135,504)	$ 2,135,504
REPURCHASE AGREEMENT–0.0%
296	Agreement with State Street Bank Corp., dated 4/30/06, 4.40%, due 5/1/06 proceeds: $296,109; collateralized by Federal Home Loan Mortgage Corp., 5.00%, 3/27/27, valued at $304,688 with accrued interest (cost–$296,000)	296,000
	Total Investments (cost–$1,524,822,778)–100.0%	1,524,822,778
	Other assets less liabilities–0.0%	296,503
	Net Assets–100.0%	$1,525,119,281

Notes to Schedule of Investments:

(a)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ABS – Asset-Backed Security

CDO – Collateralized Debt Obligation

FRN – Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2006.

6 Allianz Dresdner Daily Asset Fund Semi-Annual Report | 4.30.06 | See accompanying Notes to Financial Statements

Allianz Dresdner Daily Asset Fund
Statement of Assets and Liabilities
April 30, 2006 (unaudited)

Assets:
Investments, at value (cost–$1,524,822,778)	$1,524,822,778
Cash	826
Receivable for Fund shares sold	10,644,490
Interest receivable	4,859,322
Prepaid expenses	26,439
Total Assets	1,540,353,855
Liabilities:
Payable for Fund shares repurchased	10,644,490
Dividends payable	4,505,642
Accrued expenses	84,442
Total Liabilities	15,234,574
Net Assets	$1,525,119,281
Net Assets Consist of:
Paid-in-capital (no par value, unlimited number of shares authorized; 1,525,122,648 shares outstanding)	$1,525,122,648
Accumulated net realized loss on investments	(3,367
Net Assets	$1,525,119,281
Net Asset Value Per Share	$1.00

See accompanying Notes to Financial Statements | 4.30.06 | Allianz Dresdner Daily Asset Fund 7

Allianz Dresdner Daily Asset Fund
Statement of Operations
For the six months ended April 30, 2006 (unaudited)

Investment Income:
Interest	$16,738,271
Expenses:
Administration fees	108,548
Investment advisory fees	63,320
Custodian and accounting agent fees	53,393
Registration fees	14,434
Transfer agent fees	12,112
Insurance expense	10,662
Trustees' fees and expenses	10,305
Audit and tax services fees	10,130
Reports to shareholders	3,611
Legal fees	2,382
Miscellaneous expense	365
Total expenses	289,262
Less: investment advisory fees waived	(63,320)
expenses reimbursed by Investment Adviser	(31,404)
custody credits earned on cash balances	(2,770)
Net expenses	191,768
Net investment income	16,546,503
Net realized loss on investments	(3,367)
Net Increase in Net Assets Resulting from Investment Operations	$16,543,136

8 Allianz Dresdner Daily Asset Fund | 4.30.06 | See accompanying Notes to Financial Statements

Allianz Dresdner Daily Asset Fund
Statement of Changes in Net Assets

	Six Months ended April 30, 2006 (unaudited)	Year ended October 31, 2005
Investment Operations:
Net investment income	$16,546,503	$16,796,080
Net realized gain (loss) on investments	(3,367)	2,428
Net increase in net assets resulting from investment operations	16,543,136	16,798,508
Dividends and Distributions to Shareholders from:
Net investment income	(16,546,503)	(16,796,080)
Net realized gains	(2,428)	(1,097)
Total dividends and distributions to shareholders	(16,548,931)	(16,797,177)
Capital Share Transactions:
Net proceeds from the sale of shares	2,011,736,931	1,972,732,267
Cost of shares redeemed	(1,035,195,704)	(1,629,273,559)
Net increase in net assets from capital share transactions	976,541,227	343,458,708
Total increase in net assets	976,535,432	343,460,039
Net Assets:
Beginning of period	548,583,849	205,123,810
End of period	$1,525,119,281	$548,583,849
Shares Issued and Redeemed:
Issued	2,011,736,931	1,972,732,267
Redeemed	(1,035,195,704)	(1,629,273,559)
Net increase	976,541,227	343,458,708

See accompanying Notes to Financial Statements | 4.30.06 | Allianz Dresdner Daily Asset Fund 9

Allianz Dresdner Daily Asset Fund
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended April 30, 2006 (unaudited)		Year ended October 31, 2005	For the Period March 24, 2004* through October 31, 2004
Net asset value, beginning of period	$1.00		$1.00	$1.00
Investment Operations:
Net investment income	0.02		0.03	0.01
Net realized gain (loss) on investments	(0.00	)**	0.00 **	0.00	**
Total from investment operations	0.02		0.03	0.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.02)		(0.03)	(0.01)
Net realized gain	(0.00	)**	(0.00)**	(0.00	)**
Total dividends and distributions to shareholders	(0.02)		(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00
Total Return (1)	2.23%		2.97%	0.79%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,525,119		$548,584	$205,124
Ratio of expenses to average net assets (2) (3)	0.05	%(4)	0.05%	0.05	%(4)
Ratio of net investment income to average net assets (3)	4.57	%(4)	3.06%	1.30	%(4)

*	Commencement of operations

**	Less than $0.005 per share

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).

(3)	During the periods indicated above, the Investment Adviser waived all or a portion of its fee and assumed a portion of the Fund's operating expenses. If such waivers and assumptions had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.08% (annualized) and 4.54% (annualized), respectivity, for the six months ended April 30, 2006; 0.08% and 3.03%, respectively, for the year ended October 31, 2005 and 0.09% (annualized) and 1.26% (annualized), respectively for the period March 24, 2004 (commencement of operations) through October 31, 2004.

(4)	Annualized.

10 Allianz Dresdner Daily Asset Fund | 4.30.06 | See accompanying Notes to Financial Statements

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies

Allianz Dresdner Daily Asset Fund (the ‘‘Fund’’) is one of four separate funds which comprise Fixed Income SHares (the ‘‘Trust’’). The Trust was organized as a Massachusetts business trust on November 3, 1999 and, in addition to the Fund, is comprised of Series C, Series M and Series R (the ‘‘Portfolios’’). The Fund commenced operations on March 24, 2004. These financial statements relate to the Fund. The financial statements for the Portfolios are provided separately. The Fund is registered under the Investment Company Act of 1940 (‘‘1940 Act’’), as an open-end investment company. The Fund is authorized to issue an unlimited number of shares of beneficial interest at no par value.

The preparation of the financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Fund’s amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

(e) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (‘‘repurchase agreements’’). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

4.30.06 | Allianz Dresdner Daily Asset Fund 11

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Adviser, Administrator and Distributor

(a) Investment Adviser

Dresdner Advisors LLC (‘‘Dresdner Advisors’’ or the ‘‘Investment Adviser’’), a wholly-owned subsidiary of Dresdner Bank AG, serves as the Fund’s investment adviser. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for managing the Fund’s investment activities. Pursuant to an investment advisory agreement with the Fund, the Investment Adviser receives an annual fee, payable monthly, at the annual rate of 0.0175% of the Fund’s average daily net assets. The Investment Adviser has agreed to waive its investment advisory fee and/or pay all or a portion of the Fund’s other operating expenses so that the Fund’s net operating expenses do not exceed 0.053% (net of any expense offset) of the Fund’s average daily net assets.

(b) Administrator

Allianz Global Investors Fund Management LLC (‘‘the Administrator’’), an affiliate of the Investment Adviser and an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., (‘‘Allianz Global’’), serves as the Fund’s administrator and is responsible for managing the Fund’s business affairs and administrative matters. Pursuant to an administration agreement with the Fund, the Administrator receives an annual fee, payable monthly, at an annual rate of 0.03% of the Fund’s average daily net assets.

(c) Distributor

Allianz Global Investors Distributors LLC (the ‘‘Distributor’’), an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Fund’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Fund pays the Distributor.

3. Capital Stock

The following schedule details shareholders owning 5% or more of the Fund and the percentage held by such shareholder at April 30, 2006:

Ownership Percentage
Miami Dade County	30.5%
Allianz RCM Global Technology Fund	11.9
Allianz OCC Value Fund	7.7
Van Kampen Comstock Fund	5.2

Investment activity by these shareholders could have a material impact on the Fund.

4. Legal Proceedings

In June and September 2004, the Administrator, certain of its affiliates (including the Distributor and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Administrator serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-s.pace’’ arrangements with broker-dealers for open-end funds. The Administrator and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

12 Allianz Dresdner Daily Asset Fund | 4.30.06

Allianz Dresdner Daily Asset Fund
Notes to Financial Statements
April 30, 2006 (unaudited)

4. Legal Proceedings (continued)

Since February 2004, the Administrator and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing,’’ and ‘‘revenue sharing/shelf space/directed brokerage,’’ which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Administrator or its affiliates or related injunctions. The Administrator believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Administrator, Allianz Global and/or their affiliates, they and their affiliates (including Dresdner Advisors) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Administrator and certain of its affiliates, (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Administrator or the Affiliates with respect to any of the other matters referenced above, the Administrator or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and Administrator believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

4.30.06 | Allianz Dresdner Daily Asset Fund 13

Allianz Dresdner Daily Asset Fund
Matters Relating to the Trustees Consideration
of the Investment Advisory Agreement
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the ‘‘Trustees’’) and a majority of the non-interested (‘‘independent’’) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the ‘‘Advisory Agreement’’) with the Investment Adviser as it pertains to the Fund. The Trustees met on February 15 and 16, 2006 (the ‘‘contract review meeting’’) for the specific purpose of considering whether to approve the Advisory Agreement. The independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s Advisory Agreement should be approved for an interim period extending until June 30, 2006.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Adviser under the Advisory Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Adviser which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Fund's management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) an estimate of the profitability to the Investment Adviser from its relationship with the Fund for the twelve months ended December 31, 2005, (iv) descriptions of various functions performed by the Investment Adviser for the Fund, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of the Investment Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Advisory Agreement were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In determining to approve the Advisory Agreement, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing the Fund. The Trustees also took into account the time and attention that had been devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Investment Adviser to the Fund were appropriate to fulfill effectively the duties of the Investment Adviser under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser since their inception, their significant financial resources, the Investment Adviser’s experience in managing the Fund, including their professional liability insurance coverage and the Investment Adviser’s assets under and concluded that they would be able to meet any reasonably foreseeable obligations under the Advisory Agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser in managing the Fund, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s in-house research capabilities, including their ongoing forecasting of industry, sector and overall market movements, interest rates and the development of their ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s personnel, including research services available to the Investment Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Investment Adviser’s investment process, research capabilities and philosophy were well suited to the Fund, given the Fund’s investment objective and policies.

The Trustees noted that the Investment Adviser does not have other advisory clients. The Trustees noted that the Investment Adviser’s required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure the Fund’s compliance with

14 Allianz Dresdner Daily Asset Fund | 4.30.06

Allianz Dresdner Daily Asset Fund
Matters Relating to the Trustees Consideration
of the Investment Advisory Agreement
(unaudited)

applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of past claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s services to the Fund, as described above, was consistent with the Fund’s operational requirements, including, in addition to the applicable investment objectives, compliance with the Fund’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser designed to fulfill their fiduciary duty to the Fund with respect to possible conflicts of interest, including their codes of ethics), the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser in these matters. The Trustees also received information concerning standards of the Investment Adviser with respect to the execution of the Fund’s transactions. The information considered by the Trustees included information regarding the Investment Adviser, their personnel, policies and practices included in the Form ADV.

The Trustees considered the information provided by Lipper Inc. regarding the performance of the Fund and similar money market funds. The Trustees noted that for the one-year period, the Fund ranked third in the Lipper universe. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that they were satisfied with the Investment Adviser's responses and efforts relating to the investment performance of the Fund.

The Trustees also considered that the Investment Adviser received a monthly investment advisory fee from the Fund but that the Investment Adviser has contractually agreed to waive, reduce or reimburse the fee as set forth in the Prospectus.

The Trustees also considered the profitability to the Investment Adviser of the relationship of the Investment Adviser and its affiliates to the Fund and determined that such profitability was not excessive.. The Trustees considered the costs of the services provided under the Advisory Agreement, as well as the fees and profits, if any, expected to be realized by the Investment Adviser and its affiliates from their relationship with the Fund.

The Trustees also took into account so-called ‘‘fallout benefits’’ to the Investment Adviser, such as reputational value derived from serving as investment adviser and the fact that the Investment Adviser will receive services from brokers who execute portfolio transactions for the Fund.

Based on the foregoing, the Trustees decided to continue to engage the Investment Adviser to serve as investment adviser for the Fund.

4.30.06 | Allianz Dresdner Daily Asset Fund 15

Trustees and Principal Officers

Robert E. Connor
    Trustee, Chairman of the Board of Trustees
Paul Belica
    Trustee
John J. Dalessandro II
    Trustee
David C. Flattum
    Trustee
Hans W. Kertess
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Secretary & Chief Legal Officer
Youse Guia
    Chief Compliance Officer

Investment Adviser

Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

ITEM 2. CODE OF ETHICS

        Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

        Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

        Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

         Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES

         Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable to this registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant's President and Chief Executive Officer and Principal
     Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
     Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Exhibit 99 Cert. - Certification pursuant to Section 302 of the
    Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
    Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fixed Income Shares

by /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2006

by /s/ Lawrence G. Altadonna
-------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the datas indicated.

by /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2006

by /s/ Lawrence G. Altadonna
-------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2006